UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)
1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices)           (Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1.	Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SunAmerica Series Trust

Annual Report

December 31, 2010

Shareholder Letter	1
Expense Example	2
SunAmerica Series Trust American Funds Growth SAST Portfolio	4
SunAmerica Series Trust American Funds Global Growth SAST Portfolio	6
SunAmerica Series Trust American Funds Growth-Income SAST Portfolio	8
SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio	10
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Notes to Financial Statements	16
Financial Highlights	21
Report of Independent Registered Public Accounting Firm	22
Approval of Advisory Agreements	23
Trustees and Officers Information	26
Shareholders Tax Information	29
Comparisons: Portfolios vs. Indexes	30

(unaudited)
Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

February 15, 2011

Note:  All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

The funds currently only invest in the American Funds Insurance Series Master Funds, and as such, are subject to the risks of the securities in which the Master Fund invests.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	December 31, 2010 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2010 and held until December 31, 2010. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2010”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2010” column and the “Expense Ratio as of December 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2010” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2010” column and the “Expense Ratio as of December 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2010” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2010 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at July 1,	December 31,	December 31,	at July 1,	December 31,	December 31,	December 31,
Portfolio	2010	2010	2010*	2010	2010	2010*	2010*

American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$1,254.53	$3.18	$1,000.00	$1,022.38	$2.85	0.56%
American Funds Global Growth SAST
Portfolio
Class 3#@	$1,000.00	$1,244.05	$3.11	$1,000.00	$1,022.43	$2.80	0.55%
American Funds Growth-Income SAST
Portfolio
Class 3#@	$1,000.00	$1,223.29	$3.14	$1,000.00	$1,022.38	$2.85	0.56%
American Funds Asset Allocation SAST
Portfolio
Class 3#@	$1,000.00	$1,183.71	$3.47	$1,000.00	$1,022.03	$3.21	0.63%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value“ would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2010” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value“ would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2010” and the “Expense Ratios“ would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2010” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	974,040	$217,697,899
TOTAL INVESTMENTS (cost $211,143,193)@	100.1%	217,697,899
Liabilities in excess of other assets	(0.1)	(140,657)

NET ASSETS	100.0%	$217,557,242

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Registered Investment Companies	$217,697,899	$—	$—	$217,697,899

See Notes to Financial Statements

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	12,608,031	$272,459,549
TOTAL INVESTMENTS (cost $252,408,205)@	100.1%	272,459,549
Liabilities in excess of other assets	(0.1)	(160,519)

NET ASSETS	100.0%	$272,299,030

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Registered Investment Companies	$272,459,549	$—	$—	$272,459,549

See Notes to Financial Statements

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,486,134	$189,107,048
TOTAL INVESTMENTS (cost $194,930,514)@	100.1%	189,107,048
Liabilities in excess of other assets	(0.1)	(126,155)

NET ASSETS	100.0%	$188,980,893

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Registered Investment Companies	$189,107,048	$—	$—	$189,107,048

See Notes to Financial Statements

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO PROFILE — December 31, 2010 — (unaudited)

Industry Allocation*

Registered Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2010

		Value
	Shares	(Note 2)

REGISTERED INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	4,643,100	$75,589,671
TOTAL INVESTMENTS (cost $72,528,983)@	100.1%	75,589,671
Liabilities in excess of other assets	(0.1)	(66,195)

NET ASSETS	100.0%	$75,523,476

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Registered Investment Companies	$75,589,671	$—	$—	$75,589,671

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments at value (unaffiliated)*	$217,697,899	$272,459,549	$189,107,048	$75,589,671

Total investments	217,697,899	272,459,549	189,107,048	75,589,671

Receivable for:
Fund shares sold	339,136	1,008,437	541,621	79,818
Investments sold	6,068,823	1,414,450	2,279,269	496,147
Prepaid expenses and other assets	1,078	1,080	1,072	1,014
Due from investment adviser for expense reimbursements/fee waivers	110,895	156,310	95,462	37,449

Total assets	224,217,831	275,039,826	192,024,472	76,204,099

LIABILITIES:
Payable for:
Fund shares redeemed	6,407,953	2,422,880	2,820,885	575,963
Investment advisory and management fees	157,101	212,135	135,238	53,053
Service fees	46,206	55,825	39,776	15,604
Trustees’ fees and expenses	3,539	4,040	3,294	1,153
Other accrued expenses	45,790	45,916	44,386	34,850

Total liabilities	6,660,589	2,740,796	3,043,579	680,623

NET ASSETS	$217,557,242	$272,299,030	$188,980,893	$75,523,476

NET ASSETS REPRESENTED BY:
Paid-in capital	222,208,194	255,833,161	202,429,768	73,707,050
Accumulated undistributed net investment income (loss)	851,133	2,887,329	2,050,342	1,109,496
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	(12,056,791)	(6,472,804)	(9,675,751)	(2,353,758)
Unrealized appreciation (depreciation) on investments	6,554,706	20,051,344	(5,823,466)	3,060,688

NET ASSETS	$217,557,242	$272,299,030	$188,980,893	$75,523,476

Class 3 (unlimited shares authorized):
Net assets	$217,557,242	$272,299,030	$188,980,893	$75,523,476
Shares of beneficial interest issued and outstanding	22,293,364	24,704,403	20,361,642	7,510,656
Net asset value, offering and redemption price per share	$9.76	$11.02	$9.28	$10.06

* Cost
Investment securities (unaffiliated)	$211,143,193	$252,408,205	$194,930,514	$72,528,983

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the year ended December 31, 2010

	American	American	American	American
	Funds	Funds	Funds	Funds
	Growth	Global Growth	Growth-Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,869,107	$3,996,407	$3,002,212	$1,484,239

Total investment income	1,869,107	3,996,407	3,002,212	1,484,239

EXPENSES:
Investment advisory and management fees	1,529,209	1,877,700	1,422,058	482,076
Service fees	449,767	494,132	418,253	141,786
Custodian and accounting fees	19,134	19,138	19,133	19,116
Reports to shareholders	32,027	32,928	29,975	7,722
Audit and tax fees	22,554	22,567	22,554	22,594
Legal fees	19,643	19,219	19,807	11,893
Trustees’ fees and expenses	16,146	17,796	15,252	5,029
Other expenses	8,937	9,171	8,646	8,217

Total expenses before fee waivers, expense reimbursements, expense recoupments, and custody credits	2,097,417	2,492,651	1,955,678	698,433

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(1,079,441)	(1,383,569)	(1,003,806)	(323,689)
Custody credits earned on cash balances	(1)	(4)	(2)	(1)

Net expenses	1,017,975	1,109,078	951,870	374,743

Net investment income (loss)	851,132	2,887,329	2,050,342	1,109,496

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(4,386,766)	(2,397,817)	(4,335,080)	(741,967)

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	36,746,054	27,366,021	21,596,793	7,269,908

Net realized and unrealized gain (loss) on investments	32,359,288	24,968,204	17,261,713	6,527,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,210,420	$27,855,533	$19,312,055	$7,637,437

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	American Funds Growth		American Funds Global Growth
	SAST Portfolio		SAST Portfolio
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$851,132	$466,820	$2,887,329	$1,467,395
Net realized gain (loss) on investments	(4,386,766)	(6,617,957)	(2,397,817)	(4,007,468)
Net unrealized gain (loss) on investments	36,746,054	49,806,565	27,366,021	44,922,849

Net increase (decrease) in net assets resulting from operations	33,210,420	43,655,428	27,855,533	42,382,776

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(466,820)	(2,289,048)	(1,467,395)	(2,787,443)
Net realized gain on securities	—	(11,180,516)	—	(6,014,509)

Total distributions to shareholders	(466,820)	(13,469,564)	(1,467,395)	(8,801,952)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	23,117,471	24,550,620	88,526,460	31,605,688

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,861,071	54,736,484	114,914,598	65,186,512

NET ASSETS:
Beginning of period	161,696,171	106,959,687	157,384,432	92,197,920

End of period†	$217,557,242	$161,696,171	$272,299,030	$157,384,432

† Includes accumulated undistributed net investment income (loss)	$851,133	$466,821	$2,887,329	$1,467,395

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income		American Funds Asset Allocation
	SAST Portfolio		SAST Portfolio
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,050,342	$1,803,572	$1,109,496	$779,208
Net realized gain (loss) on investments	(4,335,080)	(4,707,009)	(741,967)	(974,403)
Net unrealized gain (loss) on investments	21,596,793	41,288,440	7,269,908	8,341,717

Net increase (decrease) in net assets resulting from operations	19,312,055	38,385,003	7,637,437	8,146,522

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,803,572)	(3,020,342)	(779,208)	(860,804)
Net realized gain on securities -	—	(6,540,393)	—	(1,089,604)

Total distributions to shareholders	(1,803,572)	(9,560,735)	(779,208)	(1,950,408)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	9,977,976	15,572,989	22,694,124	9,376,994

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,486,459	44,397,257	29,552,353	15,573,108

NET ASSETS:
Beginning of period	161,494,434	117,097,177	45,971,123	30,398,015

End of period†	$188,980,893	$161,494,434	$75,523,476	$45,971,123

† Includes accumulated undistributed net investment income (loss)	$2,050,342	$1,803,572	$1,109,496	$779,208

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. SAAL and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds

American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in countries with developing economics and/or markets.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks or other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

Security Valuation:

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The Master Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Master Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The Master Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of December 31, 2010, are reported on a schedule following the Portfolio of Investments.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sale of investments are calculated on the identified cost basis. The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences arising from wash sales.

	For The Year Ended December 31, 2010
	Distributable Earnings			Tax Distributions
		Long-term Gains/	Unrealized		Long-Term
	Ordinary	Capital and	Appreciation	Ordinary	Capital
Portfolio	Income	Other Losses	(Depreciation)	Income	Gains

American Funds Growth SAST	$851,132	$—	$(5,502,085)	$466,820	$—
American Funds Global Growth SAST	2,887,329	—	13,578,540	1,467,395	—
American Funds Growth-Income SAST	2,050,342	(2)	(15,499,215)	1,803,572	—
American Funds Asset Allocation SAST	1,109,496	(20,989)	727,919	779,208	—

	For The Year Ended
	December 31, 2009
	Tax Distributions
		Long-Term
	Ordinary	Capital
	Income	Gains

American Funds Growth SAST	$2,289,048	$11,180,516
American Funds Global Growth SAST	2,787,443	6,014,509
American Funds Growth-Income SAST	3,020,342	6,540,393
American Funds Asset Allocation SAST	860,804	1,089,604

As of December 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Capital Loss
Carryforward
Portfolio	2017

American Funds Growth SAST	$—
American Funds Global Growth SAST	—
American Funds Growth-Income SAST	2
American Funds Asset Allocation SAST	20,989

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

American Funds Growth SAST	$—	$(5,502,085)	$(5,502,085)	$223,199,984
American Funds Global Growth SAST	13,578,540	—	13,578,540	258,881,009
American Funds Growth-Income SAST	—	(15,499,215)	(15,499,215)	204,606,263
American Funds Asset Allocation SAST	727,919	—	727,919	74,861,752

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), a wholly-owned subsidiary of SAAL, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Management
Portfolio	Fees

American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2010, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount

American Funds Growth SAST	$1,079,441
American Funds Global Growth SAST	1,383,569
American Funds Growth-Income SAST	1,003,806
American Funds Asset Allocation SAST	340,285

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 3

American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the year ended December 31, 2010, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

American Funds Asset Allocation SAST	$1,639

At December 31, 2010, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

American Funds Asset Allocation SAST	$18,235	—

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2010, service fees were paid (see Statement of Operations) based on the aforementioned rate.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo., entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

5. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales of long-term investments during the year ended December 31, 2010 were as follows:

	Purchases of Portfolio	Sales of Portfolio	Purchases of	Sales of
	Securities (Excluding U.S.	Securities (Excluding U.S.	U.S. Government	U.S. Government
Portfolio	Government Securities)	Government Securities)	Securities	Securities

American Funds Growth SAST Portfolio	$36,213,139	$12,668,896	$—	$—
American Funds Global Growth SAST Portfolio	99,124,646	9,113,061	—	—
American Funds Growth-Income SAST Portfolio	20,649,566	10,397,633	—	—
American Funds Asset Allocation SAST Portfolio	25,958,439	2,920,265	—	—

6. Capital Share Transactions:  Transactions in capital shares of Class 3 of each Portfolio are as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	December 31, 2010		December 31, 2009		December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,598,781	$56,929,499	4,989,305	$36,246,312	12,368,556	$123,231,494	5,472,626	$47,136,708
Reinvested dividends	56,034	466,820	1,741,518	13,469,564	152,061	1,467,395	933,632	8,801,952
Shares redeemed	(3,916,251)	(34,278,848)	(3,506,755)	(25,165,256)	(3,613,286)	(36,172,429)	(2,889,398)	(24,332,972)

Net increase (decrease)	2,738,564	$23,117,471	3,224,068	$24,550,620	8,907,331	$88,526,460	3,516,860	$31,605,688

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	December 31, 2010		December 31, 2009		December 31, 2010		December 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,232,542	$35,599,964	4,133,562	$29,714,170	3,288,211	$30,462,710	1,562,537	$12,783,514
Reinvested dividends	222,221	1,803,572	1,208,248	9,560,735	86,861	779,208	227,087	1,950,408
Shares redeemed	(3,208,675)	(27,425,560)	(3,214,447)	(23,701,916)	(918,679)	(8,547,794)	(663,261)	(5,356,928)

Net increase (decrease)	1,246,088	$9,977,976	2,127,363	$15,572,989	2,456,393	$22,694,124	1,126,363	$9,376,994

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net gain										Ratio of
			(loss) on										net
	Net Asset		investments			Dividend		Net		Net			investment
	Value,	Net	(both		Dividends	from net		Asset		Assets,	Ratio of		income
	beginning	investment	realized	Total from	from net	realized		Value,		end of	expenses to		(loss) to
Period	of	income	and	investment	investment	gain on	Total	end of	Total	period	average net		average net		Portfolio
ended	period	(loss)*	unrealized)	operations	income	investments	Distributions	period	Return**	(000’s)	assets(1)(2)		assets(1)(2)(3)		turnover

American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	(0.00)	11.93	11.93	86,673	0.70		1.34		0
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62		0.80		1
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7

American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70		3.86		0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5

American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70		2.91		0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61		1.99		5
12/31/09	6.89	0.10	1.99	2.09	(0.17)	(0.36)	(0.53)	8.45	30.88	161,494	0.57		1.33		6
12/31/10	8.45	0.10	0.82	0.92	(0.09)	—	(0.09)	9.28	11.04	188,981	0.57		1.23		6

American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70		3.95		3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70		2.13		5
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66		1.96		5

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	12/31/06		12/31/07		12/31/08		12/31/09		12/31/10
		Net		Net		Net		Net		Net
		Investment		Investment		Investment		Investment		Investment
		Income		Income		Income		Income		Income
	Expenses†	(Loss)†	Expenses	(Loss)	Expenses	(Loss)	Expenses	(Loss)	Expenses	(Loss)
American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%	1.19%	0.23%	1.16%	(0.24)%	1.17%	(0.13)%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17	1.30	1.59	1.27	0.54	1.26	0.76
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36	1.19	1.42	1.17	0.73	1.17	0.63
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03	1.31	2.45	1.27	1.56	1.23	1.39

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (four of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 25, 2011

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
December 31, 2010 (unaudited)

At a meeting held on September 21, 2010, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SunAmerica”) and the Trust (the “Advisory Agreement”).

In connection with the approval of Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew the Advisory Agreement. Those factors included:

(1)	the nature, extent and quality of the investment advisory and administrative services provided by the SunAmerica, including information regarding its compliance and regulatory histories, as well as, including information on their risk management processes;

(2)	the size and structure of the investment advisory fee and any other material payments to the SunAmerica and, in connection therewith, a review of the costs of services provided and the profits realized by SunAmerica (and its affiliates) in connection with its management of the Portfolios;

(3)	the investment performance of the Portfolios compared to performance of comparable funds (“Performance Group/Universe”) as selected by an independent third-party provider of investment company data, Lipper, Inc. (“Lipper”) and against benchmarks and/or indices;

(4) the costs of services and the benefits potentially derived by SunAmerica;

(5)	the terms of the Advisory Agreement;

(6)	the extent to which SunAmerica realizes economies of scale and shares them with the Portfolios; and

(7)	the organizational capability and financial condition of SunAmerica and its affiliates.

In addition, the Board considered (a) the relationship between the Trust and SunAmerica; and (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SunAmerica with respect to accounts managed that have comparable investment objectives and strategies to each of the Trust’s Portfolios that it manages.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolios’ assets, subject to the Trustees’ oversight and control.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff who is responsible for providing services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. Additionally, the Board considered SunAmerica’s compliance and regulatory history.

The Board reviewed SunAmerica’s compliance and regulatory history, including information whether it was involved in any regulatory actions or investigations. The Board considered SunAmerica’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that fees may vary widely within an Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Lipper as well as information provided by management. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2010 from Lipper and additional performance information as of June 30, 2010 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations.

•	American Funds Asset Allocation SAST Portfolio (Master Fund managed by Capital Research and Management Company (“CRMC”)). The Board considered that the Portfolio’s total expenses were below the medians of its Expense Group and above the median of its Expense Universe and that its advisory fees were below the median of its Expense Group/Universe. The Board considered that the Portfolio underperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index and was below the medians of its Performance Group/Universe for the one- and three-year periods and the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

•	American Funds Global Growth SAST Portfolio (Master Fund managed by CRMC). The Board considered that the Portfolio’s total expenses were below the medians of its Expense Group and above the median of its Expense Universe. It also considered that the Portfolio’s advisory fees were in line with the median of its Expense Group and above median of its Expense Universe. The Board considered that the Portfolio underperformed the Lipper VUF Global Growth Index and was below the median of its Performance Group/Universe for the one-year period and outperformed the Index and was above the median of its Performance Group/Universe for the three-year period and the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

•	American Funds Growth SAST Portfolio (Master Fund managed by CRMC). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index for the one- and three-year periods and for the period since inception. It also noted that the Portfolio was above the median of its Performance Group/Universe for the one-year period, in line with the median for the three-year period and below the median for the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

•	American Funds Growth-Income SAST Portfolio (Master Fund managed by CRMC). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Core Index and was below the medians of its Performance Group/Universe for the one- and three-year periods and the period since inception. The Board considered management’s discussion and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SunAmerica’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and SunAmerica Annuity and Life Assurance Company (“SAAL”) that provides that SunAmerica contribute to SAAL, its profits earned through its management role to the Trust. The Board also considered that SunAmerica has entered into agreements with First SunAmerica Life Insurance Company (“FSLIC”) wherein SunAmerica pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. The Board considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SunAmerica. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SunAmerica. The Board also considered other terms and conditions of the Advisory Agreement.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica possesses the capability and resources to perform the duties required of it under its Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

				Number of
				Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Disinterested Trustee
Garrett Bouton DOB: October 19, 1944	Trustee	2007-Present	Retired (2003-present); Managing Director and CEO, Barclays Global Investors (1996-2003)	56	Chairman / Director, The LECG Group (consulting services) (since November 2006)
Carl D. Covitz DOB: March 31, 1939	Trustee	2001-Present	Owner and President, Landmark Capital, Inc. (since 1973)	56	None.
Jane Jelenko DOB: August 19, 1948	Trustee	2006-Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting).	56	Director, Countrywide Bank (since 2008).
Gilbert T. Ray DOB: September 18, 1944	Trustee	2001-Present	Retired Partner, O’Melveny & Myers LLP (law firm) (since 2000); and Attorney (1972-2000) thereof	56	Director, Advanced Auto Parts, Inc. (retail, auto and home stores) (since 2002); Director, Watson, Wyatt Worldwide (services — management consulting services) (since 2000); Director Dine Equity (since 2004); Director Diamond Rock Hospitality (since 2005); Director, Towers Watson & Co. (since 2010).
Allan L. Sher DOB: October 19, 1931	Trustee	1997-Present	Retired Brokerage Executive (since 1992)	56	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	2001-Present	Professor of Management (since 2006); Dean, Anderson School at UCLA (1999-2005)	56	Director, Nordstrom, Inc. (since 1997); Director, Homestore, Inc. (real estate agents and managers (since 2003); Healthnet International, Inc. (business services) (since 2000).
Interested Trustee
Jana W. Greer(2) DOB: December 30, 1951	Trustee	2001-Present	President (since 1996) and Chief Executive Officer (since 2008) SunAmerica Retirement Markets, Inc.; Executive Vice President (since 2001) and Director (since 1999) SAFG Retirement Services, Inc., President (since 2002) and Director (since 1992) ; SunAmerica Annuity and Life Assurance Company; Executive Vice President (since 2006) and Director (since 1988), First SunAmerica Life Insurance Company; President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	56	None.

SUNAMERICA SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Number of
Portfolios
		Term of		in Fund
Name,		Office and		Complex
Address and	Position Held	Length of	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth†	With Trust	Time Served(4)	During Past 5 Years	by Trustee(1)	Held by Trustee(3)

Officers
John T. Genoy SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 8, 1968	President	2007-Present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A
Donna M. Handel SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: June 25, 1966	Treasurer	2002-Present	Senior Vice President, SAAMCo (2004 to present).	N/A	N/A
Nori L. Gabert SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-Present	Vice President and Deputy General Counsel, SAAMCo (2001 to present); Vice President and Secretary VALIC Company I and VALIC Company II (2000 to present).	N/A	N/A
Cynthia A. Gibbons Skrehot SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002-Present	Vice President, SAAMCo (2002-Present).	N/A	N/A
Gregory N. Bressler SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present).	N/A	N/A
Gregory R. Kingston SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-Present	Vice President, SAAMCo (2001 to Present).	N/A	N/A
Matthew J. Hackethal SunAmerica Asset Management Corp. Harborside Financial Center 3200 Plaza 5, Jersey City, NJ 07311-4992 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-Present	Senior Compliance Manager, SAAMCo (2006 to Present).	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (14 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), SunAmerica Specialty Series (3 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

  Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2010. During the year ended December 31, 2010 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

					Qualifying%
					for the 70%
		Net	Net	Net	Dividends
	Total	Investment	Short-Term	Long-Term	Received
	Dividends	Income	Capital Gains*	Capital Gains	Deduction

American Funds Growth SAST Portfolio	$0.02	$0.02	$—	$—	100.00%
American Funds Global Growth SAST Portfolio	0.07	0.07	—	—	36.92
American Funds Growth-Income SAST Portfolio	0.09	0.09	—	—	100.00
American Funds Asset Allocation SAST Portfolio	0.12	0.12	—	—	61.46

*	Short-term capital gains are treated as ordinary income for tax purposes

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2010.

The following graphs and tables show the performance of the Feeder Portfolios of the Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

American Funds

Growth SAST Portfolio — Class 3

	American Funds
	Growth SAST
	Portfolio	S&P 500
	Class 3	Index(1)
9/1/2006	10000	10000
9/30/2006	9960	10258
10/31/2006	10390	10592
11/30/2006	10710	10793
12/31/2006	10660	10945
1/31/2007	10830	11110
2/28/2007	10650	10893
3/31/2007	10820	11015
4/30/2007	11250	11503
5/31/2007	11830	11904
6/30/2007	11770	11706
7/31/2007	11610	11343
8/31/2007	11770	11513
9/30/2007	12322	11944
10/31/2007	12722	12134
11/30/2007	12042	11627
12/31/2007	11932	11546
1/31/2008	11242	10854
2/29/2008	11092	10501
3/31/2008	10792	10456
4/30/2008	11322	10965
5/31/2008	11732	11107
6/30/2008	10982	10170
7/31/2008	10422	10085
8/31/2008	10412	10231
9/30/2008	9017	9319
10/31/2008	7157	7754
11/30/2008	6496	7198
12/31/2008	6659	7274
1/31/2009	6242	6661
2/28/2009	5795	5952
3/31/2009	6344	6473
4/30/2009	7096	7093
5/31/2009	7604	7489
6/30/2009	7503	7504
7/31/2009	8143	8072
8/31/2009	8296	8363
9/30/2009	8850	8675
10/31/2009	8503	8514
11/30/2009	9040	9025
12/31/2009	9253	9199
1/31/2010	8884	8868
2/28/2010	9119	9143
3/31/2010	9745	9695
4/30/2010	9902	9848
5/31/2010	9119	9061
6/30/2010	8727	8587
7/31/2010	9287	9189
8/31/2010	8884	8774
9/30/2010	9771	9557
10/31/2010	10219	9921
11/30/2010	10275	9922
12/31/2010	10949	10585

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2010
Class 3*
1-year	18.32%
Since Inception	2.11%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The American Funds Growth SAST Portfolio — Class 3 (Feeder Fund) returned 18.32% for the year ended December 31, 2010, outpacing the S&P 500 Index, which rose 15.06%. The Growth Portfolio (Master Fund) gained 18.68% for the annual period.

Investments in consumer discretionary stocks provided the Master Fund’s strongest returns for the year, with the top five contributors all coming from within the sector. Three of the five are U.S. gaming companies with a strong presence in Macau, the former Portuguese territory in China that has become the world’s most lucrative gambling center. Rising commodity prices helped lift the value of some of the portfolio’s holdings in the materials sector, particularly in the second half of the year, and holdings in telecommunication services also contributed to results. Utilities, the Master Fund’s smallest sector, was the weakest.

During 2010, the Master Fund increased its ability to invest outside the U.S. overall, and in developing markets. We believe our long-term perspective has worked out well and will continue to be the right approach as we search for growth opportunities in the U.S. and overseas.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

American Funds

Global Growth SAST Portfolio — Class 3

	American Funds
	Global Growth
	SAST Portfolio
	Class	MSCI World
	3	Index(1)
9/1/2006	10000	10000
9/30/2006	10080	10119
10/31/2006	10430	10491
11/30/2006	10690	10748
12/31/2006	10900	10966
1/31/2007	11020	11096
2/28/2007	11000	11038
3/31/2007	11180	11240
4/30/2007	11650	11736
5/31/2007	11990	12064
6/30/2007	11980	11971
7/31/2007	11840	11706
8/31/2007	11810	11697
9/30/2007	12440	12254
10/31/2007	13040	12629
11/30/2007	12530	12113
12/31/2007	12480	11957
1/31/2008	11730	11043
2/29/2008	11590	10979
3/31/2008	11440	10874
4/30/2008	11960	11445
5/31/2008	12140	11620
6/30/2008	11230	10693
7/31/2008	10930	10432
8/31/2008	10650	10285
9/30/2008	9587	9062
10/31/2008	7762	7344
11/30/2008	7242	6869
12/31/2008	7660	7089
1/31/2009	7089	6468
2/28/2009	6650	5806
3/31/2009	7140	6244
4/30/2009	7915	6944
5/31/2009	8731	7573
6/30/2009	8710	7539
7/31/2009	9557	8178
8/31/2009	9883	8515
9/30/2009	10405	8854
10/31/2009	10198	8697
11/30/2009	10645	9052
12/31/2009	10852	9215
1/31/2010	10350	8834
2/28/2010	10438	8958
3/31/2010	11070	9513
4/30/2010	10982	9515
5/31/2010	9958	8603
6/30/2010	9719	8308
7/31/2010	10536	8982
8/31/2010	10133	8646
9/30/2010	11169	9453
10/31/2010	11630	9805
11/30/2010	11322	9593
12/31/2010	12090	10299

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2010
Class 3*
1-year	11.42%
Since Inception	4.48%

*	Inception date for Class 3: September 1, 2006.

[1]	The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned 11.42% for the twelve month period ended December 31, 2010, compared with a 11.76% gain in the MSCI World Index over the same period. The Global Growth Portfolio (Master Fund) increased 11.75% for the annual period.

Strong global demand for resources helped boost share prices of some mining companies, particularly in Australia and Canada. Select technology, financial and pharmaceutical holdings also contributed to results. With a few exceptions, holdings in sectors that would normally be expected to fare well in an uncertain market, such as utilities, energy and telecommunications, were disappointing.

We continue to see positive signs of recovery in the U.S. despite the twin threats of depressed housing prices and high unemployment. The past year serves as a useful reminder that a recovery can involve volatility on the return to prosperity. We will continue our search for good companies at reasonable share prices whose values are not recognized by other investors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

American Funds

Growth-Income SAST Portfolio — Class 3

	Growth-Income SAST
	Portfolio	S&P 500
	Class 3	Index(1)
9/1/2006	10000	10000
9/30/2006	10190	10258
10/31/2006	10510	10592
11/30/2006	10710	10793
12/31/2006	10780	10945
1/31/2007	10950	11110
2/28/2007	10760	10893
3/31/2007	10860	11015
4/30/2007	11290	11503
5/31/2007	11680	11904
6/30/2007	11630	11706
7/31/2007	11350	11343
8/31/2007	11540	11513
9/30/2007	11914	11944
10/31/2007	12014	12134
11/30/2007	11414	11627
12/31/2007	11273	11546
1/31/2008	10663	10854
2/29/2008	10383	10501
3/31/2008	10253	10456
4/30/2008	10743	10965
5/31/2008	10943	11107
6/30/2008	10003	10170
7/31/2008	9973	10085
8/31/2008	9973	10231
9/30/2008	8960	9319
10/31/2008	7420	7754
11/30/2008	6842	7198
12/31/2008	6984	7274
1/31/2009	6507	6661
2/28/2009	5980	5952
3/31/2009	6487	6473
4/30/2009	7126	7093
5/31/2009	7511	7489
6/30/2009	7521	7504
7/31/2009	8028	8072
8/31/2009	8302	8363
9/30/2009	8600	8675
10/31/2009	8448	8514
11/30/2009	8892	9025
12/31/2009	9141	9199
1/31/2010	8740	8868
2/28/2010	8989	9143
3/31/2010	9509	9695
4/30/2010	9606	9848
5/31/2010	8762	9061
6/30/2010	8297	8587
7/31/2010	8924	9189
8/31/2010	8459	8774
9/30/2010	9264	9557
10/31/2010	9625	9921
11/30/2010	9515	9922
12/31/2010	10150	10585

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2010
Class 3*
1-year	11.04%
Since Inception	0.34%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The American Funds Growth-Income Portfolio — Class 3 (Feeder Fund) returned 11.04% for the twelve month period ended December 31, 2010, while the portfolio’s benchmark, the S&P 500 Index, gained 15.06%. The Growth-Income Portfolio (Master Fund) gained 11.43% for the annual period.

The dramatic recovery in information technology stocks that began in late 2009 slowed in 2010, contributing to the Master Fund’s modest return compared to its benchmark. Disappointing results from the Master Fund’s sizable holdings in the technology sector, coupled with a cash position averaging 6.7% during the year, accounted for most of the difference.

It’s not unusual for one sector or another to take a breather during an economic recovery, which is why our investment focus is on the long term. Investing with a dividend focus has been the mainstay of our investment adviser since it began nearly 80 years ago, and we are confident that our strength in this area will continue to serve investors well in the future.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

American Funds

Asset Allocation SAST Portfolio — Class 3

	Asset Allocation
	SAST Portfolio	Barclay’s Capital
	Class	U.S. Aggregate	S&P 500
	3	Index (2)	Index (1)
9/1/2006	10000	10000	10000
9/30/2006	9980	10088	10258
10/31/2006	10280	10155	10592
11/30/2006	10450	10272	10793
12/31/2006	10560	10213	10945
1/31/2007	10670	10209	11110
2/28/2007	10610	10366	10893
3/31/2007	10720	10366	11015
4/30/2007	11060	10422	11503
5/31/2007	11460	10343	11904
6/30/2007	11370	10313	11706
7/31/2007	11110	10399	11343
8/31/2007	11260	10526	11513
9/30/2007	11595	10606	11944
10/31/2007	11785	10701	12134
11/30/2007	11315	10894	11627
12/31/2007	11215	10924	11546
1/31/2008	10745	11108	10854
2/29/2008	10605	11123	10501
3/31/2008	10385	11161	10456
4/30/2008	10775	11138	10965
5/31/2008	11025	11056	11107
6/30/2008	10475	11047	10170
7/31/2008	10145	11038	10085
8/31/2008	10185	11143	10231
9/30/2008	9413	10993	9319
10/31/2008	8071	10734	7754
11/30/2008	7705	11083	7198
12/31/2008	7868	11497	7274
1/31/2009	7471	11395	6661
2/28/2009	7014	11352	5952
3/31/2009	7461	11510	6473
4/30/2009	8000	11565	7093
5/31/2009	8305	11649	7489
6/30/2009	8294	11715	7504
7/31/2009	8833	11904	8072
8/31/2009	8965	12027	8363
9/30/2009	9242	12154	8675
10/31/2009	9114	12214	8514
11/30/2009	9530	12372	9025
12/31/2009	9712	12179	9199
1/31/2010	9456	12365	8868
2/28/2010	9648	12411	9143
3/31/2010	10043	12396	9695
4/30/2010	10117	12525	9848
5/31/2010	9466	12630	9061
6/30/2010	9189	12828	8587
7/31/2010	9701	12965	9189
8/31/2010	9349	13132	8774
9/30/2010	10034	13146	9557
10/31/2010	10412	13192	9921
11/30/2010	10358	13117	9922
12/31/2010	10877	12975	10585

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2010
Class 3*
1-year	12.00%
Since Inception	1.96%

*	Inception date for Class 3: September 1, 2006.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.
[2]	The Barclays Capital U.S. Aggregate Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The American Funds Asset Allocation Portfolio — Class 3 (Feeder Fund) returned 12.00% for the year ended December 31, 2010. Its benchmark indexes, the S&P 500 for stocks rose 15.06%, and the Barclays Capital U.S. Aggregate Index for bonds was up 6.54% for the same period. The Asset Allocation Portfolio (Master Fund) gained 12.50% for the annual period.

As the stock market continued its steady recovery in 2010, the Master Fund increased its allocation to stocks, from 70.3% of the portfolio at the start of the year to 76.6% at year-end. Holdings in energy and materials companies helped the Master Fund during the year, while health care stocks were the biggest drag on results. The bond portion of the portfolio, 20.8% at year-end, was close to the Master Fund’s historical low.

As always, the Master Fund’s goal remains to strive for equity-like returns while reducing risk through the strategic use of bonds and cash.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust’s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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American Funds®

The right choice for the long term®

American Funds Insurance Series®

Special feature

► **See inside**

Annual report for the year ended December 31, 2010

American Funds Insurance Series® Special feature A complementary blend: The American Funds multiple portfolio counselor system See inside Annual report for the year ended December 31, 2010

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For nearly 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of portfolio holdings) are designed to streamline this report and help investors easily identify the funds’ principal holdings. See the outside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.
Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.
The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).
The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Investing outside the United States (especially in developing countries) may be subject to risks, such as currency and interest rate fluctuations; local, regional or global political, social or economic instability; differing securities regulations and accounting standards; possible changes in taxation; periods of illiquidity; and price volatility. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. See the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

The past year serves as a reminder of the importance of investing with a long-term perspective. Six months ago, it appeared that the global economic recovery that helped produce a significant stock market rally in 2009 had stalled. All major equity indexes lost ground for the period from January 1 through June 30, 2010, as did most of the funds in American Funds Insurance Series.
Fortunately, patient investors were rewarded with a turnaround beginning in September that saw many countries’ stock markets end 2010 with double-digit gains. Both developed and developing markets benefited from the rally, as did our funds.
The strongest returns for the year came in developing markets. Thailand (+56.3%), Peru (+53.3%), Chile (+44.8%) and Colombia (+43.4%) helped the MSCI Emerging Markets Index to a 19.2% gain. Among developed markets, Sweden (+34.8%), Denmark (+31.1%) and Hong Kong (+23.2%) were the major contributors to the 12.3% return of the MSCI World Index. The U.S. market, as measured by Standard & Poor’s 500 Composite Index, gained 15.1%. The weakest returns came from several euro zone countries that are still dealing with sovereign debt problems. Hardest hit was Greece (–44.7%), followed by Spain (–21.1%), Ireland (–17.7%) and Italy (–14.1%).
Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested. All the indexes are unmanaged.
In fixed-income markets, high-yield bonds had the best results, with the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index gaining 14.9%. In investment-grade fixed-income markets, the Barclays Capital Global Aggregate Index rose 5.5% and the U.S. bond market, as measured by the Barclays Capital U.S. Aggregate Index, was up 6.5%. As with equities, developing-market bonds were strong: the J.P. Morgan Emerging Markets Bond Index Plus gained 11.8%.
During 2010, the Federal Reserve kept its target for the federal funds rate at 0% to 0.25%, unchanged since December 2008. As economic data started to improve later in the year and Congress extended tax breaks for another two years, government bond yields rose. The yield on the 10-year Treasury was 3.30% at year-end.
While the full-year results were welcome after the midyear setback, it’s important not to lose sight of the significant challenges still facing investors. In the U.S., there remains uncertainty about whether continuing high unemployment and the weak housing market could slow the economic recovery.
Several states, including California, New York and Illinois, are grappling with large budget deficits that could lead to
In this report
Special feature
A complementary blend:
The American Funds multiple portfolio counselor system
Contents

Letter to investors

Fund reviews

Summary investment portfolios

Financial statements

Board of trustees and other officers
EX-99.CODE ETH
EX-99.CERT
EX-99.906CERT
American Funds Insurance Series

additional layoffs and cutbacks. Many local governments could see increased pressure from their budget deficits, too.
In the corporate sector, many U.S. companies have gone through painful adjustments and are reporting solid earnings and dividend growth. Companies have stronger balance sheets, with the resources to invest in new technology and begin hiring. This may start to happen with the more positive rhetoric toward businesses that is coming out of Washington, D.C. There are also indications that consumers are beginning to spend again after cutting back personal debt relative to disposable income to the lowest level since the mid-90s. For example, the number of new cars sold in 2010 was about 11% higher than the year before, though total sales remain well below the recent annual average. U.S. economists are currently forecasting 3% to 4% growth in GDP this year.
The economic situation is more difficult in Europe, where the PIIGS countries — Portugal, Ireland, Italy, Greece and Spain — are still working through the sovereign credit issues that have hurt banks and other financial companies throughout the continent. However, austerity measures implemented by these countries’ governments are significant and investors are becoming more confident about the markets. One positive aspect of the European debt crisis is that many stocks are available at attractive valuations.
It would not surprise us to see developing markets maintain their recent strong growth. Many of these countries produce commodities that are in demand by China, which imports a wide variety of resources to fuel its explosive economic growth. However, Chinese growth has slowed slightly because of higher inflation and interest rate hikes. Other Asian countries, including Indonesia and Malaysia, are also growing strongly.
The funds in American Funds Insurance Series are well-positioned to take advantage of opportunities wherever they may arise around the world. Our funds benefit from the skill and experience of a global network of more than 200 investment professionals who conduct in-depth research to identify the most promising investments. These professionals stay in close contact with the companies they follow, and they monitor customers, suppliers, bankers and competitors to build a comprehensive picture of their operations. The result is that our portfolio counselors and investment analysts invest only in their highest conviction ideas.
In the current environment, we remain cautiously optimistic. As we saw last year, it is possible for the global economic recovery to experience temporary setbacks at any time. However, we are confident that the recovery will continue. Short-term disruptions in the financial markets are inevitable and unsettling, but we encourage investors not to abandon their long-term investment plan.
A long-term plan includes a mix of stocks, bonds, and possibly other assets, and is a function of one’s risk tolerance and time horizon. In the past year, we’ve noticed many investors continuing to favor bonds over equities. While income-producing bonds play an important role in a well-diversified portfolio, we would like to remind investors that bonds alone — especially at current yield levels — are unlikely to produce the level of returns over the long term required to achieve important goals such as saving for retirement. This is another way of saying we encourage our shareholders to set up a comprehensive long-term plan, and stick to it.
Thank you for your continued support. We look forward to reporting to you again in six months.
Cordially,

James K. Dunton
Vice Chairman of the Board

Donald D. O’Neal
President
February 8, 2011
American Funds Insurance Series

Global Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Global Growth Fund increased 11.7% for the 12 months ended December 31, 2010, compared with a 12.3% gain in the MSCI World Index over the same period.
Strong global demand for resources helped boost share prices of some mining companies, particularly in Australia and Canada. Select technology, financial and pharmaceutical holdings also contributed to results. With a few exceptions, holdings in sectors that would normally be expected to fare well in an uncertain market, such as utilities, energy and telecommunications, were disappointing.
We continue to see positive signs of recovery in the U.S. despite the twin threats of depressed housing prices and high unemployment. Overseas, we expect Europe to shake off its debt problems and for China to continue to be an engine for global growth.
The past year serves as a useful reminder that a recovery can involve volatility on the return to prosperity. We will continue our search for good companies at reasonable share prices whose values are not recognized by other investors.
Where the fund’s assets were invested based on total net assets as of December 31, 2010

The Americas
United States	36.4%
Mexico	2.9
Canada	2.3
Brazil	1.0

42.6

Europe
United Kingdom	6.8
France	4.9
Switzerland	4.7
Germany	4.0
Netherlands	3.1
Denmark	3.0
Belgium	1.5
Other	3.5

31.5

Asia/Pacific Basin
Japan	8.6%
China	3.4
India	2.1
Australia	2.0
South Korea	1.3
Hong Kong	1.0
Other	1.3

19.7

Other regions
South Africa	1.6

Short-term securities & other assets less liabilities	4.6

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended December 31, 2010

	Class 1	Class 2
1 year	12.04%	11.75%
5 years	6.53	6.27
10 years	5.95	5.68
Lifetime (since April 30, 1997)	9.48	9.21

Expense ratios	.56	.81
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2010. See the Financial Highlights table in this report for details.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

[1]	MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of developed markets. The index consists of more than 20 developed-market country indexes, including the United States.

[2]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.
American Funds Insurance Series

Growth Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Growth Fund gained 18.7% for the year ended December 31, 2010, outpacing the S&P 500, which rose 15.1%.
Investments in consumer discretionary stocks provided the fund’s strongest returns for the year, with the top five contributors all coming from within the sector. Three of the five are U.S. gaming companies with a strong presence in Macau, the former Portuguese territory in China that has become the world’s most lucrative gambling center. Rising commodity prices helped lift the value of some of the fund’s holdings in the materials sector, particularly in the second half of the year, and holdings in telecommunication services also contributed to results. Utilities, the fund’s smallest sector, was the weakest.
As global markets recover from the recent downturn, we expect that the materials and consumer discretionary sectors will continue to do reasonably well. There are signs that consumers are beginning to spend more and that should bode well for the fund.
During 2010, the fund increased its ability to invest outside the U.S. overall, and in developing markets. We believe our long-term perspective has worked out well and will continue to be the right approach as we search for growth opportunities in the U.S. and overseas.
Where the fund’s assets were invested based on total net assets as of December 31, 2010
Average annual total returns based on a $1,000 investment for periods ended December 31, 2010

	Class 1	Class 2	Class 3
1 year	19.01%	18.68%	18.76%
5 years	3.06	2.80	2.87
10 years	2.67	2.41	2.49
Lifetime (since February 8, 1984)	12.65	12.34	12.44

Expense ratios	.34	.59	.52
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2010. See the Financial Highlights table in this report for details.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

[1]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[2]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2010
Average annual total returns based on a $1,000 investment for periods ended December 31, 2010

	Class 1	Class 2	Class 3
1 year	11.72%	11.43%	11.50%
5 years	2.18	1.92	2.00
10 years	3.86	3.60	3.67
Lifetime (since February 8, 1984)	10.97	10.66	10.77

Expense ratios	.29	.54	.47
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2010. See the Financial Highlights table in this report for details.
The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

[1]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[2]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.
Growth-Income Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Growth-Income Fund gained 11.4% for the 12 months ended December 31, 2010, while the fund’s benchmark, the S&P 500, added 15.1%.
The dramatic recovery in information technology stocks that began in late 2009 slowed in 2010, contributing to the fund’s modest return compared to its benchmark. Disappointing results from the fund’s sizable holdings in the technology sector, coupled with a cash position averaging 6.7% during the year, accounted for most of the difference.
We are optimistic that these technology holdings will soon make up the deficiency now that corporate balance sheets have improved and more companies are investing in technology equipment and services to help reduce their own costs. It’s not unusual for one sector or another to take a breather during an economic recovery, which is why our investment focus is on the long term.
Investing with a dividend focus has been the mainstay of our investment adviser since it began nearly 80 years ago, and we are confident that our strength in this area will continue to serve investors well in the future.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of December 31, 2010
Average annual total returns based on a $1,000 investment for periods ended December 31, 2010

	Class 1	Class 2	Class 3
1 year	12.75%	12.50%	12.62%
5 years	3.99	3.74	3.80
10 years	4.56	4.30	4.37
Lifetime (since August 1, 1989)	8.10	7.82	7.91

Expense ratios	.31	.57	.50
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2010. See the Financial Highlights table in this report for details.
The market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

[1]	Barclays Capital U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.

[2]	Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

[3]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.
Asset Allocation Fund
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to the website of the company that issued your contract.
Asset Allocation Fund gained 12.5% for the year ended December 31, 2010. Its benchmark indexes are the S&P 500 for stocks, which rose 15.1%, and the Barclays Capital U.S. Aggregate Index for bonds, which was up 6.5%.
As the stock market continued its steady recovery in 2010, the fund increased its allocation to stocks, from 70.3% of the portfolio at the start of the year to 76.6% at year-end. Holdings in energy and materials companies helped the fund during the year, while health care stocks were the biggest drag on results.
The bond portion of the portfolio, 20.8% at year-end, was close to the fund’s historical low. The fund’s portfolio counselors believe that stocks offer the potential for higher returns with lower volatility in 2011.
As always, the fund’s goal remains to strive for equity-like returns while reducing risk through the strategic use of bonds and cash.
American Funds Insurance Series

A complementary blend Over 50 years ago, Capital Research and Management Company, the manager of the funds in American Funds Insurance Series, developed a unique approach to investment management called the multiple portfolio counselor system. It combines the best of seemingly contradictory elements — independence and teamwork — with the goal of delivering consistently superior long-term returns with lower volatility. In last year’s annual report, we introduced you to some of the investment managers — we call them portfolio counselors — who put the system into action. This year, we go behind the scenes to see how the system works and why we believe it is the best choice for investors with a long-term focus.

Concentration and diversification
The multiple portfolio counselor system divides each fund’s assets into several segments. Each segment is assigned to an individual portfolio counselor. All the American Funds Insurance Series funds have between three and six portfolio counselors. Several funds have a segment reserved for a group of investment analysts who can also invest independently in the companies they follow.
Conviction, not consensus
The multiple portfolio counselor system bears some resemblance to a team approach in that it brings together a group of investment professionals with complementary skills — men and women with different investment approaches, backgrounds and levels of industry experience.
But there’s an important difference. While our system encourages group discussions, there are no group decisions. There is no voting, and decisions are not made by committee. Investment professionals share their perspectives with others, but ultimately each acts on personal individual conviction, not consensus. That gives the portfolio counselors the benefit of the group dynamic while avoiding the potential pitfall of watered-down decisions by committee.
The mix of portfolio counselors and investment analysts in each fund is deliberate. We look for complementary approaches — for example, pairing one counselor with a focus on cyclical opportunities with another centered on more growth-oriented securities. In a bond fund, one counselor might specialize in mortgage-backed securities, while another may focus on corporate bonds.
Diverse approaches to the same fund objective
International Fund’s three portfolio counselors average 15 years of investment experience. As they pursue the fund’s growth objective and seek to manage the risks inherent in investing, they draw on insights gained over a wide variety of market conditions.
Sung Lee, Tokyo
Sung often finds attractive investments in cash-generative industries, such as food & beverage and consumer products.
Jesper Lyckeus, London
Jesper prefers value stocks that are out of favor in the general investment community.
Christopher Thomsen, London
Chris focuses on quality of management and growth at a reasonable price, often finding investments in multinationals with significant earnings from developing markets.
Multiple portfolio counselor system
This diagram is for illustration purposes only. It does not represent actual funds or holdings.
American Funds Insurance Series

We also blend counselors who have tended to do well in different market environments. That’s because the results of investment professionals whose approaches and investments are currently in favor may temper the results of those whose investments are not doing so well. This means that a fund’s success isn’t tied to one portfolio counselor’s returns, and the diversity of views, experience and skill can help achieve consistent returns over the long term.
The result is a selection of stocks and bonds in which the investment professionals have the highest conviction. Every portfolio has one thing in common: The holdings represent securities that the investment professionals believe can best meet fund objectives.
Ideas and action: the value of research
As a measure of the importance we place on research, investment analysts at American Funds are entrusted with managing a significant amount of fund assets — typically 20% to 25% — in what we call the research portfolio.
Unlike portfolio counselors, who have broad investing authority, analysts are specialists. They invest only in the industries they cover. The multiple portfolio counselor system requires them to put their ideas to work, not just to talk about them.
A deep bench
Because investment analysts also manage assets, they are peers with portfolio counselors. They also have similar compensation opportunities. That means our analysts often stay in their roles for years, giving the funds a unique body of knowledge.
Given their tenure, it’s not unusual for analysts to have a working relationship with a company’s chief executive officer that dates back to the CEO’s days as a middle manager. This affords us not only a high degree of access to senior management, but also a deep and enduring understanding of companies. For analysts who want to become portfolio counselors, their track record in the research portfolio helps determine their best fit in terms of time and place.
Jim Lovelace
Portfolio counselor
28 years of investment experience
Many larger variable annuity funds advised by other firms might hold more than 150 companies managed by a single person. He or she might have a team to help, but ultimately one person makes the decisions regarding all investments. In our system with multiple portfolio counselors, each counselor is able to focus on his or her best ideas and does not have to hold 150 or more stocks. One counselor might have a very concentrated portfolio of 20 investments. Others might maintain a longer list, but it won’t be anywhere near 150.
I can understand how one person could have 15 or 20 high-conviction ideas. I don’t believe I could have 150 or 200. While the American Funds Insurance Series funds might invest in just as many companies as comparable variable annuity funds, our system means we get high-conviction ideas from each of the counselors and, in this way, more high-conviction ideas into the funds as a whole.
When you take into account the additional slice that’s managed by analysts, it’s even more of the same idea. Analysts might invest in just a few securities — companies that, in most cases, they have followed for years. So each of their investments is going to be a high-conviction idea. This is a business in which you are never going to get everything right. But if you can focus on your highest conviction ideas, I believe that you improve your chances of delivering superior returns.
American Funds Insurance Series

Barry Crosthwaite
Investment analyst
13 years of investment experience
I think that the research portfolio is a critical part of our competitive advantage. A research portfolio might have 20 or 25 analysts actually managing 20% to 30% of the fund’s total assets. That’s very different from other firms in the industry.
The first thing the research portfolio does is clear away the clutter in communication. If I say as an analyst that we should invest in a particular company and it’s my highest conviction stock, that’s one thing. But if I say I’m going to make that company my largest position in Growth-Income Fund, that sends a much stronger message. Actions speak louder than words.
The second benefit of the multiple portfolio counselor system is that it trains analysts to become portfolio counselors over time. It trains us to manage assets, deal with inflows and outflows, which stocks we add to, which stocks we eliminate. And by training our people how to manage assets over a long period of time, it allows us to recruit new portfolio counselors into the system from our own ranks of analysts who have developed track records.
The third part is what I’ll call a role as a career analyst. Our average analyst has 12 years of experience. That’s very unusual in the industry and a huge competitive advantage.
Diversity of ideas
Several American Funds Insurance Series funds have at least 20 analysts investing in the research portfolio; some funds have closer to 40. Indeed, the diversity of the decision-makers creates an environment in which unconventional or contrarian ideas can flourish.
Our system encourages analysts to go beyond traditional research and to explore new avenues. One of our analysts, for example, found valuable information on technology companies through trips to the patent office. Another worked for short periods as an assistant in various departments of several European grocery retailers to gain a deeper understanding of the companies and their industry.
Our research offices span North America, Europe and Asia. These offices are staffed by portfolio counselors and analysts who have a deep familiarity not only with companies and industries but also with the local culture, people and languages. When possible, we hire analysts from countries in which they operate and who can bring that local knowledge to the investment process.
Passing the baton
Portfolio counselor transitions are inevitable. In the single-manager system, transitions can be highly disruptive, with dramatic changes in the portfolio, holdings and returns under the new leadership.
Seamless change
One of the main benefits of the multiple portfolio counselor system is that it can handle transitions smoothly with minimal, if any, impact on the fund. It’s rare for a portfolio counselor to leave or retire, but when it does happen only a relatively small portion of the fund changes hands. When we know a portfolio counselor is leaving, we will, over time, move his or her assets to new or existing portfolio counselors.
Over the years, we have also added portfolio counselors to keep pace with growing assets. Typically, the new counselor takes on assets slowly, starting with a small amount and then increasing over time.
American Funds Insurance Series

“I think our system makes average investors good. I think it makes good investors great. And I think it takes great investors to another level. The experience of developing as an analyst over years, and being an active investor, is really powerful.” — Chris Buchbinder, portfolio counselor and investment analyst 15 years of investment experience
Orderly succession
Having analysts who invest is an important part of our ability to conduct orderly succession planning in the funds and in the organization. Analysts develop a track record that lets us understand what type of investor they are, how they react in different market environments and where they might fit as a portfolio counselor.
Because all of our analysts are investors, we have ranks of home-grown talent from which to select portfolio counselors. It also makes for smooth, gradual transitions that have helped keep our funds’ investment approach consistent over many years.
Looking forward
As an organization, we are committed to hiring people from around the world who bring a different perspective to the investment management process.
We believe that our global network provides a competitive advantage by giving us the ability to generate and consider investment ideas around the world. This broad perspective also helps us understand multinational companies based in the U.S. and grasp the dynamics within industries that are increasingly global.
But the value of these analysts and portfolio counselors goes beyond their detailed knowledge of companies, products, managers and markets. Ultimately, they represent a new generation of investment professionals who will carry on the company’s culture, practices and philosophy.
The generations may change, but the goal of continually striving to improve our ability to deliver superior long-term investment results for shareholders will always remain the same.■
American Funds Insurance Series

Global Growth Fund
Summary investment portfolio December 31, 2010

Largest individual equity securities	Percent of net assets
Virgin Media	2.79%
Novo Nordisk	2.59
América Móvil	2.26
Microsoft	1.70
Texas Instruments	1.54
Unilever NV	1.46
Oracle	1.35
Yahoo	1.30
UnitedHealth Group	1.28
Sony	1.24
Common stocks — 95.23%

			Percent
		Value	of net
	Shares	(000)	assets

Consumer discretionary — 14.99%
Virgin Media Inc.	5,660,000	$154,178	2.79%
Sony Corp.	1,905,000	68,678	1.24
Toyota Motor Corp.	1,452,900	57,622	1.04
Honda Motor Co., Ltd.	1,408,800	55,786	1.01
Sirius XM Radio Inc.[1]	25,000,000	41,000	.74
McDonald’s Corp.	490,000	37,612	.68
Home Depot, Inc.	1,000,000	35,060	.63
Burberry Group PLC	1,870,000	32,771	.59
Other securities		346,930	6.27

		829,637	14.99

Financials — 14.49%
UBS AG1	4,170,000	68,459	1.24
Moody’s Corp.	2,179,900	57,855	1.05
Industrial and Commercial Bank of China Ltd., Class H	64,766,750	48,245	.87
Agricultural Bank of China, Class H1	79,992,000	40,136	.73
Prudential PLC	3,853,747	40,136	.73
China Life Insurance Co. Ltd., Class H	9,590,000	39,173	.71
Housing Development Finance Corp. Ltd.	2,350,000	38,278	.69
Other securities		469,674	8.47

		801,956	14.49

Information technology — 14.05%
Microsoft Corp.	3,360,000	93,811	1.70
Texas Instruments Inc.	2,626,000	85,345	1.54
Oracle Corp.	2,382,445	74,570	1.35
Yahoo! Inc.[1]	4,330,200	72,011	1.30
Nintendo Co., Ltd.	205,000	60,169	1.09
Samsung Electronics Co. Ltd.	66,045	55,227	1.00
Google Inc., Class A1	75,000	44,548	.81
Other securities		292,008	5.26

		777,689	14.05

Consumer staples — 10.75%
Unilever NV, depository receipts	2,588,000	80,579	1.46
Anheuser-Busch InBev NV	1,170,046	66,919	1.21
Pernod Ricard SA	675,439	63,506	1.15
METRO AG	743,108	53,504	.97
Shoprite Holdings Ltd.	2,555,000	38,650	.70
Other securities		291,940	5.26

		595,098	10.75

American Funds Insurance Series

Global Growth Fund
Common stocks

		Value	Percent of net
	Shares	(000)	assets

Health care — 10.67%
Novo Nordisk A/S, Class B	1,270,700	$143,288	2.59%
UnitedHealth Group Inc.	1,960,000	70,776	1.28
Aetna Inc.	1,262,600	38,522	.70
Merck & Co., Inc.	979,600	35,305	.64
Novartis AG	580,000	34,087	.62
Other securities		268,533	4.84

		590,511	10.67

Industrials — 8.93%
Siemens AG	436,157	54,029	.98
Geberit AG	230,000	53,183	.96
KBR, Inc.	1,713,000	52,195	.94
United Technologies Corp.	652,000	51,326	.93
Tyco International Ltd.	1,133,750	46,983	.85
Other securities		236,719	4.27

		494,435	8.93

Energy — 7.49%
TOTAL SA	1,135,000	60,137	1.09
Oil Search Ltd.	6,960,000	50,116	.91
Chevron Corp.	480,000	43,800	.79
Royal Dutch Shell PLC, Class B	574,666	18,950	.62
Royal Dutch Shell PLC, Class B (ADR)	233,643	15,577
Other securities		225,681	4.08

		414,261	7.49

Telecommunication services — 5.78%
América Móvil, SAB de CV, Series L (ADR)	1,770,000	101,492	2.26
América Móvil, SAB de CV, Series L	8,185,000	23,508
SOFTBANK CORP.	1,751,300	60,634	1.10
Koninklijke KPN NV	2,418,000	35,284	.64
Other securities		99,076	1.78

		319,994	5.78

Materials — 5.00%
Steel Dynamics, Inc.	2,800,000	51,240	.93
Dow Chemical Co.	1,435,000	48,991	.88
Other securities		176,518	3.19

		276,749	5.00

Utilities — 1.72%
GDF SUEZ	1,122,805	40,286	.73
Other securities		54,735	.99

		95,021	1.72

Miscellaneous — 1.36%
Other common stocks in initial period of acquisition		75,040	1.36

Total common stocks (cost: $3,882,448,000)		5,270,391	95.23

American Funds Insurance Series

Global Growth Fund
Preferred stocks — 0.15%

		Percent
	Value	of net
	(000)	assets

Financials — 0.15%
Other securities	$8,549	.15%

Total preferred stocks (cost: $6,891,000)	8,549	.15

Short-term securities — 4.73%

	Principal
	amount
	(000)

U.S. Treasury Bills 0.185%–0.188% due 5/5–6/16/2011	$77,200	77,153	1.39
Straight-A Funding LLC 0.22%–0.25% due 1/4–1/7/2011[2]	75,000	74,996	1.36
ANZ National (International) Ltd. 0.27%–0.29% due 2/14–2/28/2011[2]	46,200	46,182	.83
Other securities		63,375	1.15

Total short-term securities (cost: $261,695,000)		261,706	4.73

Total investment securities (cost: $4,151,034,000)		5,540,646	100.11
Other assets less liabilities		(5,926)	(.11)

Net assets		$5,534,720	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,342,000, which represented .02% of the net assets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $142,226,000, which represented 2.57% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth Fund
Summary investment portfolio December 31, 2010

Largest individual equity securities	Percent of net assets
Google	2.33%
Wells Fargo	2.24
Apple	2.22
Goldman Sachs	2.00
Amazon.com	1.93
Suncor Energy	1.67
EMC	1.53
Pacific Rubiales Energy	1.51
Barrick Gold	1.37
Potash	1.36
Common stocks — 94.60%

			Percent
		Value	of net
	Shares	(000)	assets

Consumer discretionary — 17.46%
Amazon.com, Inc.[1]	3,014,000	$542,520	1.93%
Home Depot, Inc.	10,556,000	370,093	1.32
Wynn Macau, Ltd.	157,230,000	351,971	1.25
CarMax, Inc.[1]	10,342,500	329,719	1.17
lululemon athletica inc.[1,2]	4,000,000	273,680	.97
Chipotle Mexican Grill, Inc.[1]	1,241,400	263,996	.94
Johnson Controls, Inc.	6,299,100	240,626	.86
Las Vegas Sands Corp.[1]	4,160,000	191,152	.68
Tiffany & Co.	2,953,000	183,883	.65
Lowe’s Companies, Inc.	7,246,000	181,730	.65
Other securities		1,984,278	7.04

		4,913,648	17.46

Information technology — 16.58%
Google Inc., Class A1	1,103,000	655,149	2.33
Apple Inc.[1]	1,940,000	625,766	2.22
EMC Corp.[1]	18,815,000	430,864	1.53
First Solar, Inc.[1]	2,885,095	375,466	1.33
Microsoft Corp.	9,520,000	265,798	.94
Texas Instruments Inc.	6,175,000	200,688	.71
Cisco Systems, Inc.[1]	9,095,000	183,992	.65
Lender Processing Services, Inc.[2]	5,785,000	170,773	.61
Other securities		1,756,951	6.26

		4,665,447	16.58

Financials — 14.97%
Wells Fargo & Co.	20,350,996	630,677	2.24
Goldman Sachs Group, Inc.	3,350,000	563,336	2.00
Berkshire Hathaway Inc., Class A1	2,115	254,752	.91
Bank of America Corp.	16,430,000	219,176	.78
Citigroup Inc.[1]	43,645,000	206,441	.73
Fairfax Financial Holdings Ltd.	230,000	94,199	.65
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	88,437
American Express Co.	4,000,000	171,680	.61
JPMorgan Chase & Co.	3,968,200	168,331	.60
Other securities		1,814,408	6.45

		4,211,437	14.97

American Funds Insurance Series

Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Energy — 14.38%
Suncor Energy Inc.	12,185,603	$469,139	1.67%
Pacific Rubiales Energy Corp.	12,550,000	425,991	1.51
Canadian Natural Resources, Ltd.	8,251,400	368,048	1.31
Schlumberger Ltd.	3,478,700	290,471	1.03
Tenaris SA (ADR)	5,410,000	264,982	.94
Concho Resources Inc.[1]	2,500,000	219,175	.78
Noble Energy, Inc.	2,400,000	206,592	.73
Core Laboratories NV	2,200,000	195,910	.70
Denbury Resources Inc.[1]	9,810,800	187,288	.67
Other securities		1,418,640	5.04

		4,046,236	14.38

Materials — 9.54%
Barrick Gold Corp.	7,250,000	385,555	1.37
Potash Corp. of Saskatchewan Inc.	2,470,100	382,446	1.36
Newmont Mining Corp.	5,987,695	367,824	1.31
Rio Tinto PLC	3,902,955	273,008	.97
Freeport-McMoRan Copper & Gold Inc.	2,000,000	240,180	.85
Other securities		1,034,517	3.68

		2,683,530	9.54

Health care — 8.60%
Intuitive Surgical, Inc.[1]	1,250,000	322,188	1.15
Hospira, Inc.[1]	3,400,000	189,346	.67
Vertex Pharmaceuticals Inc.[1]	5,269,246	184,582	.66
Gilead Sciences, Inc.[1]	5,030,000	182,287	.65
Other securities		1,541,634	5.47

		2,420,037	8.60

Industrials — 6.56%
Stericycle, Inc.[1]	3,390,000	274,319	.97
Boeing Co.	3,065,000	200,022	.71
Other securities		1,370,686	4.88

		1,845,027	6.56

Consumer staples — 3.04%
Philip Morris International Inc.	3,530,000	206,611	.73
Costco Wholesale Corp.	2,645,000	190,995	.68
Other securities		458,687	1.63

		856,293	3.04

Telecommunication services — 1.95%
Qwest Communications International Inc.	25,000,000	190,250	.68
Other securities		358,524	1.27

		548,774	1.95

Utilities — 0.52%
Other securities		146,005	.52

American Funds Insurance Series

Growth Fund
Common stocks

		Percent
	Value	of net
	(000)	assets

Miscellaneous — 1.00%
Other common stocks in initial period of acquisition	$282,523	1.00%

Total common stocks (cost: $18,918,929,000)	26,618,957	94.60

Convertible securities — 0.14%

Consumer discretionary — 0.14%
Other securities	40,000	.14

Total convertible securities (cost: $40,000,000)	40,000	.14

Short-term securities — 5.57%

	Principal
	amount
	(000)

Freddie Mac 0.145%–0.34% due 2/22–12/12/2011	$609,528	608,954	2.16
U.S. Treasury Bills 0.13%–0.187% due 1/6–5/19/2011	214,200	214,119	.76
Straight-A Funding LLC 0.25%–0.26% due 1/7–3/7/2011[3]	191,116	191,075	.68
Google, Inc. 0.19%–0.20% due 1/10–1/19/2011[3]	60,775	60,770	.22
Variable Funding Capital Company LLC 0.26% due 1/20/2011[3]	50,000	49,992	.18
Other securities		441,907	1.57

Total short-term securities (cost: $1,566,729,000)		1,566,817	5.57

Total investment securities (cost: $20,525,658,000)		28,225,774	100.31
Other assets less liabilities		(87,190)	(.31)

Net assets		$28,138,584	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
American Funds Insurance Series

Growth Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2010, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	12/31/2010
	shares	Additions	Reductions	shares	(000)	(000)

lululemon athletica inc.[1]	4,000,000	—	—	4,000,000	$—	$273,680
Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	2,314	170,773
Air Lease Corp., Class A1,4,5	—	4,183,448	—	4,183,448	—	83,669
Capella Education Co.[1]	—	1,086,826	—	1,086,826	—	72,361
Blue Nile, Inc.[1]	1,043,000	—	—	1,043,000	—	59,514
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	31,661
Core Laboratories NV6	1,197,700	1,100,000	97,700	2,200,000	1,674	—
Heartland Payment Systems, Inc.[6]	2,426,600	—	550,741	1,875,859	97	—
Minerals Technologies Inc.[6]	1,025,000	—	1,025,000	—	1	—
Pacific Rubiales Energy Corp.[6]	12,550,000	—	—	12,550,000	1,003	—
Palm, Inc.[6]	9,250,000	—	9,250,000	—	—	—
Uranium One Inc.[6]	25,544,500	7,102,700	25,647,200	7,000,000	8,616	—

					$13,705	$691,658

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $595,972,000, which represented 2.12% of the net assets of the fund.

[4]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

Air Lease Corp., Class A	6/30/2010	$83,669	$83,669	.30%
KGen Power Corp.	12/19/2006	44,326	31,661	.11
Other restricted securities		112,505	94,075	.33

Total restricted securities		$240,500	$209,405	.74%

[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $209,405,000, which represented .74% of the net assets of the fund.

[6]	Unaffiliated issuer at 12/31/2010.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
See Notes to Financial Statements
American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio December 31, 2010

Largest individual equity securities	Percent of net assets
Oracle	3.03%
Microsoft	2.85
Google	2.43
ConocoPhillips	1.95
AT&T	1.82
Royal Dutch Shell	1.73
CSX	1.64
Merck	1.60
Philip Morris International	1.58
Hewlett-Packard	1.44
Common stocks — 91.47%

			Percent
		Value	of net
	Shares	(000)	assets

Information technology — 21.27%
Oracle Corp.	25,417,500	$795,568	3.03%
Microsoft Corp.	26,790,100	747,980	2.85
Google Inc., Class A1	1,072,800	637,211	2.43
Hewlett-Packard Co.	9,000,000	378,900	1.44
Intel Corp.	13,511,900	284,155	1.08
Corning Inc.	14,500,000	280,140	1.07
International Business Machines Corp.	1,875,000	275,175	1.05
Yahoo! Inc.[1]	15,735,400	261,680	1.00
Cisco Systems, Inc.[1]	11,600,000	234,668	.90
Flextronics International Ltd.[1]	29,500,000	231,575	.88
Other securities		1,454,960	5.54

		5,582,012	21.27

Consumer discretionary — 12.47%
Time Warner Inc.	7,256,667	233,447	.89
DIRECTV, Class A1	5,812,500	232,093	.88
Best Buy Co., Inc.	6,700,000	229,743	.88
Royal Caribbean Cruises Ltd.[1]	4,805,000	225,835	.86
Comcast Corp., Class A	10,086,000	221,589	.84
Time Warner Cable Inc.	3,217,601	212,458	.81
News Corp., Class A	14,500,200	211,123	.80
Target Corp.	3,350,000	201,436	.77
Other securities		1,506,366	5.74

		3,274,090	12.47

Industrials — 12.40%
CSX Corp.	6,663,023	430,498	1.64
United Technologies Corp.	4,075,000	320,784	1.22
Union Pacific Corp.	3,338,200	309,318	1.18
Norfolk Southern Corp.	3,565,300	223,972	.85
Precision Castparts Corp.	1,510,000	210,207	.80
3M Co.	2,296,000	198,145	.75
United Parcel Service, Inc., Class B	2,656,200	192,787	.74
General Dynamics Corp.	2,707,000	192,089	.73
Other securities		1,177,980	4.49

		3,255,780	12.40

Energy — 9.99%
ConocoPhillips	7,503,000	510,954	1.95
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	256,101
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	110,165	1.73
Royal Dutch Shell PLC, Class B	2,639,816	87,048
Schlumberger Ltd.	4,135,000	345,273	1.32
Baker Hughes Inc.	4,314,700	246,671	.94
Chevron Corp.	2,603,200	237,542	.90
Other securities		827,181	3.15

		2,620,935	9.99

American Funds Insurance Series

Growth-Income Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Health care — 8.58%
Merck & Co., Inc.	11,690,361	$421,321	1.60%
Abbott Laboratories	5,380,000	257,756	.98
Boston Scientific Corp.[1]	29,670,000	224,602	.86
Other securities		1,349,140	5.14

		2,252,819	8.58

Financials — 8.50%
Bank of America Corp.	19,841,452	264,685	1.01
JPMorgan Chase & Co.	5,606,450	237,826	.91
Capital One Financial Corp.	5,000,000	212,800	.81
Other securities		1,515,753	5.77

		2,231,064	8.50

Consumer staples — 7.40%
Philip Morris International Inc.	7,069,500	413,778	1.58
PepsiCo, Inc.	4,939,519	322,699	1.23
Molson Coors Brewing Co., Class B	4,780,500	239,933	.91
CVS/Caremark Corp.	5,750,000	199,927	.76
Kraft Foods Inc., Class A	6,000,000	189,060	.72
Other securities		577,463	2.20

		1,942,860	7.40

Materials — 4.00%
Air Products and Chemicals, Inc.	2,360,000	214,642	.82
Other securities		834,839	3.18

		1,049,481	4.00

Telecommunication services — 3.80%
AT&T Inc.	16,310,000	479,188	1.82
Other securities		519,481	1.98

		998,669	3.80

Utilities — 1.36%
Other securities		355,985	1.36

Miscellaneous — 1.70%
Other common stocks in initial period of acquisition		445,438	1.70

Total common stocks (cost: $18,897,008,000)		24,009,133	91.47

American Funds Insurance Series

Growth-Income Fund
Preferred stocks — 0.16%

			Percent
		Value	of net
	Shares	(000)	assets

Financials — 0.16%
JPMorgan Chase & Co., Series I, 7.90%[2]	29,049,000	$30,983	.12%
Other securities		10,102	.04

Total preferred stocks (cost: $37,668,000)		41,085	.16

Rights & warrants — 0.00%

Financials — 0.00%
Other securities		—	.00

Total rights & warrants (cost: $6,131,000)		—	.00

Convertible securities — 0.40%

Other — 0.40%
Other securities		104,608	.40

Total convertible securities (cost: $79,257,000)		104,608	.40

Bonds, notes & other debt instruments — 0.04%

Other — 0.04%
Other securities		11,311	.04

Total bonds, notes & other debt instruments (cost: $9,661,000)		11,311	.04

American Funds Insurance Series

Growth-Income Fund
Short-term securities — 7.95%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Bank of America Corp. 0.20%–0.28% due 1/3–1/26/2011	$503,900	$503,865	1.92%
Fannie Mae 0.17%–0.38% due 1/5–5/16/2011	320,200	320,095	1.22
U.S. Treasury Bills 0.026%–0.165% due 1/6–4/28/2011	277,900	277,863	1.06
Hewlett-Packard Co. 0.17%–0.18% due 1/3–1/7/2011[3]	238,450	238,444	.91
Freddie Mac 0.19% due 1/25–4/18/2011	229,600	229,528	.87
Jupiter Securitization Co., LLC 0.23%–0.27% due 1/5–1/27/2011[3]	168,200	168,187	.64
Abbott Laboratories 0.17% due 1/11/2011[3]	44,100	44,098	.17

Other securities		305,170	1.16

Total short-term securities (cost: $2,087,147,000)		2,087,250	7.95

Total investment securities (cost: $21,116,872,000)		26,253,387	100.02
Other assets less liabilities		(6,559)	(.02)

Net assets		$26,246,828	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,208,000, which represented less than .01% of the net assets of the fund.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Coupon rate may change periodically.

[3]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $739,202,000, which represented 2.82% of the net assets of the fund.
Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Asset Allocation Fund
Summary investment portfolio December 31, 2010

Largest individual equity securities	Percent of net assets
BHP Billiton	1.83%
Dow Chemical	1.71
Merck	1.71
Oracle	1.66
Comcast	1.55
Schlumberger	1.55
Goldman Sachs	1.46
Home Depot	1.42
Monsanto	1.40
Boeing	1.34
Common stocks — 76.55%

			Percent
		Value	of net
	Shares	(000)	assets

Information technology — 12.71%
Oracle Corp.	5,820,000	$182,166	1.66%
International Business Machines Corp.	980,000	143,825	1.31
Corning Inc.	7,400,000	142,968	1.30
Microsoft Corp.	4,700,000	131,224	1.20
Apple Inc.[1]	380,000	122,573	1.12
Texas Instruments Inc.	3,500,000	113,750	1.04
Google Inc., Class A1	190,000	112,854	1.03
Cisco Systems, Inc.[1]	5,310,000	107,421	.98
ASML Holding NV (New York registered)	2,500,000	95,850	.87
KLA-Tencor Corp.	2,450,000	94,668	.86
Other securities		146,695	1.34

		1,393,994	12.71

Financials — 11.63%
Goldman Sachs Group, Inc.	950,000	159,752	1.46
ACE Ltd.	2,320,000	144,420	1.32
T. Rowe Price Group, Inc.	1,700,000	109,718	1.00
Moody’s Corp.	3,890,000	103,241	.94
Wells Fargo & Co.	3,200,000	99,168	.90
BlackRock, Inc.	500,000	95,290	.87
JPMorgan Chase & Co.	2,000,000	84,840	.77
Marsh & McLennan Companies, Inc.	2,940,000	80,380	.73
Other securities		398,873	3.64

		1,275,682	11.63

Materials — 9.82%
BHP Billiton Ltd.	4,340,000	200,863	1.83
Dow Chemical Co.	5,500,000	187,770	1.71
Monsanto Co.	2,200,000	153,208	1.40
Sigma-Aldrich Corp.	1,840,000	122,470	1.12
Rio Tinto PLC	1,681,753	117,637	1.07
FMC Corp.	1,250,000	99,862	.91
Nucor Corp.	1,900,000	83,258	.76
Martin Marietta Materials, Inc.	840,000	77,482	.70
Other securities		35,099	.32

		1,077,649	9.82

Health care — 9.12%
Merck & Co., Inc.	5,200,000	187,408	1.71
Amgen Inc.[1]	2,350,000	129,015	1.18
Johnson & Johnson	2,060,000	127,411	1.16
Cardinal Health, Inc.	2,901,424	111,154	1.01
Other securities		445,803	4.06

		1,000,791	9.12

American Funds Insurance Series

Asset Allocation Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets

Industrials — 8.76%
Boeing Co.	2,250,000	$146,835	1.34%
Deere & Co.	1,100,000	91,355	.83
Other securities		722,544	6.59

		960,734	8.76

Energy — 8.21%
Schlumberger Ltd.	2,030,000	169,505	1.55
Chevron Corp.	1,400,000	127,750	1.16
Transocean Ltd.[1]	1,500,000	104,265	.95
Suncor Energy Inc.	2,150,000	82,774	.75
Other securities		416,001	3.80

		900,295	8.21

Consumer discretionary — 7.38%
Comcast Corp., Class A	7,750,000	170,268	1.55
Home Depot, Inc.	4,450,000	156,017	1.42
Johnson Controls, Inc.	2,150,000	82,130	.75
DIRECTV, Class A1	2,000,000	79,860	.73
Other securities		321,324	2.93

		809,599	7.38

Consumer staples — 4.13%
Coca-Cola Co.	2,000,000	131,540	1.20
Unilever NV (New York registered)	2,480,000	77,872	.71
Colgate-Palmolive Co.	960,000	77,155	.70
Other securities		166,213	1.52

		452,780	4.13

Telecommunication services — 1.84%
American Tower Corp., Class A1	2,200,000	113,608	1.04
AT&T Inc.	3,000,000	88,140	.80
Other securities		110	.00

		201,858	1.84

Utilities — 0.90%
Other securities		98,325	.90

Miscellaneous — 2.05%
Other common stocks in initial period of acquisition		224,706	2.05

Total common stocks (cost: $6,649,795,000)		8,396,413	76.55

Preferred stocks — 0.06%

Financials — 0.06%
Other securities		6,544	.06

Total preferred stocks (cost: $6,861,000)		6,544	.06

American Funds Insurance Series

Asset Allocation Fund
Rights & warrants — 0.01%

		Percent
	Value	of net
	(000)	assets

Consumer discretionary — 0.01%
Other securities	$994	.01%

Miscellaneous — 0.00%
Other rights & warrants in initial period of acquisition	46	.00

Total rights & warrants (cost: $3,156,000)	1,040	.01

Convertible securities — 0.04%

Consumer discretionary — 0.04%
Other securities	4,141	.04

Total convertible securities (cost: $1,973,000)	4,141	.04

Bonds, notes & other debt instruments — 20.78%

	Principal
	amount
	(000)

Bonds & notes of U.S. government & government agencies — 6.40%
U.S. Treasury:
4.625% 2011	$74,875	78,051
4.875% 2012	155,000	162,786
1.875% 2014	92,000	94,110	5.79
3.50% 2039	107,500	92,669
1.50%–7.50% 2013–2040[2]	184,409	207,603
Fannie Mae 6.25% 2029	15,575	18,817	.17
Other securities		47,607	.44

		701,643	6.40

Mortgage-backed obligations[3] — 5.62%
Fannie Mae 0%–7.50% 2012–2047	421,366	431,791	3.94
Other securities		184,821	1.68

		616,612	5.62

Financials — 1.73%
JPMorgan Chase & Co. 2.60% 2016	6,000	5,828	.05
Goldman Sachs Group, Inc. 3.70% 2015	2,900	2,958	.03
Other securities		181,431	1.65

		190,217	1.73

Health care — 1.45%
Cardinal Health, Inc. 5.80% 2016	4,500	5,055	.05
Other securities		153,809	1.40

		158,864	1.45

Consumer discretionary — 1.00%
Comcast Corp. 6.45%—6.95% 2037	6,875	7,691	.07
Other securities		102,161	.93

		109,852	1.00

American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets

Telecommunication services — 0.96%
American Tower Corp. 4.625% 2015	$3,875	$4,052	.04%
Other securities		100,792	.92

		104,844	.96

Other — 3.62%
Other securities		397,084	3.62

Total bonds, notes & other debt instruments (cost: $2,182,605,000)		2,279,116	20.78

Short-term securities — 3.49%

Federal Home Loan Bank 0.16%–0.17% due 1/28–2/4/2011	77,136	77,123	.70
U.S. Treasury Bill 0.132% due 3/17/2011	48,800	48,790	.45
Johnson & Johnson 0.22% due 1/20/2011[4]	30,400	30,396	.28
JPMorgan Chase & Co. 0.20% due 2/7/2011	28,700	28,694	.26
Fannie Mae 0.24%–0.31% due 1/5–2/1/2011	25,500	25,496	.23
Other securities		172,286	1.57

Total short-term securities (cost: $382,778,000)		382,785	3.49

Total investment securities (cost: $9,227,168,000)		11,070,039	100.93
Other assets less liabilities		(101,809)	(.93)

Net assets		$10,968,230	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $48,000, which represented less than .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
“Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,303,000, which represented .10% of the net assets of the fund.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Index-linked bond whose principal amount moves with a government retail price index.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[4]	Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $405,761,000, which represented 3.70% of the net assets of the fund.
See Notes to Financial Statements
American Funds Insurance Series

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American Funds Insurance Series

Financial statements
Statements of assets & liabilities at December 31, 2010

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$247,289	$5,540,646	$3,840,578	$27,534,116
Affiliated issuers	—	—	158,847	691,658
Cash denominated in currencies other than U.S. dollars	—	—	15,167	—
Cash	354	75	67	816
Unrealized appreciation on open forward currency contracts	—	—	—	—
Receivables for:
Sales of investments	—	—	3,322	15,259
Sales of fund’s shares	83	1,606	2,065	8,954
Closed forward currency contracts	—	—	—	—
Dividends and interest	215	5,168	4,308	18,186
Other assets	—	—	47	—

	247,941	5,547,495	4,024,401	28,268,989

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Payables for:
Purchases of investments	125	138	7,386	18,184
Repurchases of fund’s shares	87	9,057	6,599	97,791
Closed forward currency contracts	—	—	—	—
Investment advisory services	120	2,436	2,347	7,582
Distribution services	45	905	669	4,225
Trustees’ deferred compensation	1	18	11	281
Non-U.S. taxes	—	159	390	2,204
Other	3	62	74	138

	381	12,775	17,476	130,405

Net assets at December 31, 2010 (total: $112,379,565)	$247,560	$5,534,720	$4,006,925	$28,138,584

Investment securities, at cost:
Unaffiliated issuers	$215,595	$4,151,034	$2,961,712	$19,925,638

Affiliated issuers	—	—	$123,333	$600,020

Cash denominated in currencies other than U.S. dollars, at cost	—	—	$15,009	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$241,622	$5,006,039	$3,530,813	$25,220,240
Undistributed (distributions in excess of) net investment income	186	1,357	(12,078)	55,582
(Accumulated) undistributed net realized (loss) gain	(25,949)	(862,312)	(426,036)	(4,835,355)
Net unrealized appreciation	31,701	1,389,636	914,226	7,698,117

Net assets at December 31, 2010	$247,560	$5,534,720	$4,006,925	$28,138,584

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $37,271,482)	$30,695	$1,226,486	$817,805	$8,011,451
Shares outstanding	2,500	56,758	37,744	146,253
Net asset value per share	$12.28	$21.61	$21.67	$54.78
Class 2:
Net assets (total: $74,500,922)	$216,865	$4,308,234	$3,189,120	$19,895,568
Shares outstanding	17,742	200,596	149,385	366,096
Net asset value per share	$12.22	$21.48	$21.35	$54.35
Class 3:
Net assets (total: $607,161)	—	—	—	$231,565
Shares outstanding	—	—	—	4,224
Net asset value per share	—	—	—	$54.82

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

		Blue Chip			International
	New	Income and	Global Growth	Growth-	Growth	Asset		Global
International	World	Growth	and Income	Income	and Income	Allocation	Bond	Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$10,153,442	$2,509,111	$4,349,429	$2,290,274	$26,253,387	$211,668	$11,070,039	$10,022,193	$1,811,494
—	—	—	8,440	—	—	—	—	—
—	17	—	45	—	5	—	—	—
145	51	239	99	139	102	525	2,360	114
—	—	—	—	—	—	—	1,266	2,997

584	—	2,345	—	108	—	306	257,945	2,491
18,185	3,150	2,350	205	16,748	265	11,150	73,782	3,284
—	—	—	—	—	—	—	—	33
15,417	5,257	6,097	4,261	30,936	338	34,376	78,544	25,092
—	—	—	—	—	—	—	—	—

10,187,773	2,517,586	4,360,460	2,303,324	26,301,318	212,378	11,116,396	10,436,090	1,845,505

—	—	—	—	—	5	—	2,124	1,783

82	1,282	1,873	16	3,396	124	136,886	554,675	19,845
15,144	612	4,899	788	41,258	—	7,208	32,823	789
—	—	—	—	—	—	—	138	148
4,183	1,527	1,510	1,127	5,856	122	2,726	3,016	817
1,401	363	771	446	3,535	37	1,206	1,083	313
130	5	12	4	327	— *	80	23	2
626	291	—	—	—	42	—	—	—
251	82	15	25	118	5	60	54	34

21,817	4,162	9,080	2,406	54,490	335	148,166	593,936	23,731

$10,165,956	$2,513,424	$4,351,380	$2,300,918	$26,246,828	$212,043	$10,968,230	$9,842,154	$1,821,774

$8,074,010	$1,826,309	$3,669,099	$1,918,141	$21,116,872	$188,311	$9,227,168	$9,821,486	$1,754,401

—	—	—	$15,878	—	—	—	—	—

—	$17	—	$45	—	$5	—	—	—

$9,404,503	$1,956,043	$4,399,198	$2,579,501	$25,184,205	$187,310	$10,192,609	$9,913,072	$1,749,282
(29,678)	(3,254)	12,808	2,066	73,310	(235)	43,508	48,000	8,271
(1,288,525)	(121,928)	(740,956)	(645,408)	(4,147,542)	1,648	(1,110,790)	(318,868)	5,755
2,079,656	682,563	680,330	364,759	5,136,855	23,320	1,842,903	199,950	58,466

$10,165,956	$2,513,424	$4,351,380	$2,300,918	$26,246,828	$212,043	$10,968,230	$9,842,154	$1,821,774

$3,490,080	$774,616	$674,632	$170,752	$9,370,076	$32,147	$5,235,006	$4,768,242	$324,851
193,407	33,280	72,901	17,145	271,869	2,108	321,551	446,932	27,481
$18.05	$23.28	$9.25	$9.96	$34.47	$15.25	$16.28	$10.67	$11.82

$6,615,162	$1,738,808	$3,676,748	$2,130,166	$16,668,161	$179,896	$5,689,531	$5,073,912	$1,496,923
367,942	75,309	400,366	214,370	486,651	11,824	351,919	480,637	127,118
$17.98	$23.09	$9.18	$9.94	$34.25	$15.21	$16.17	$10.56	$11.78

$60,714	—	—	—	$208,591	—	$43,693	—	—
3,363	—	—	—	6,048	—	2,682	—	—
$18.05	—	—	—	$34.49	—	$16.29	—	—
American Funds Insurance Series

Statements of assets & liabilities at December 31, 2010
(dollars and shares in thousands, except per-share amounts)

		U.S.
	High-	Government/
	Income	AAA-Rated	Cash
	Bond	Securities	Management
	Fund	Fund	Fund

Assets:
Investment securities, at value	$1,902,608	$3,637,975	$616,907
Cash	771	120	108
Unrealized appreciation on open forward currency contracts	1	—	—
Receivables for:
Sales of investments	436	74,450	—
Sales of fund’s shares	2,172	4,551	1,763
Dividends and interest	31,443	17,422	8

	1,937,431	3,734,518	618,786

Liabilities:
Unrealized depreciation on open forward currency contracts	144	—	—
Payables for:
Purchases of investments	1,510	254,956	—
Repurchases of fund’s shares	726	1,209	67
Investment advisory services	748	973	172
Distribution services	243	419	116
Trustees’ deferred compensation	33	29	14
Other	291	13	3

	3,695	257,599	372

Net assets at December 31, 2010 (total: $112,379,565)	$1,933,736	$3,476,919	$618,414

Investment securities, at cost	$1,775,340	$3,605,752	$616,894

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,982,611	$3,346,749	$618,415
Undistributed (distributions in excess of) net investment income	22,697	9,697	(14)
(Accumulated) undistributed net realized (loss) gain	(198,696)	88,250	—
Net unrealized appreciation	127,124	32,223	13

Net assets at December 31, 2010	$1,933,736	$3,476,919	$618,414

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $37,271,482)	$769,228	$1,492,318	$83,097
Shares outstanding	68,702	118,488	7,296
Net asset value per share	$11.20	$12.59	$11.39
Class 2:
Net assets (total: $74,500,922)	$1,141,396	$1,958,544	$521,888
Shares outstanding	102,984	156,826	46,283
Net asset value per share	$11.08	$12.49	$11.28
Class 3:
Net assets (total: $607,161)	$23,112	$26,057	$13,429
Shares outstanding	2,061	2,067	1,184
Net asset value per share	$11.22	$12.61	$11.34
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the year ended December 31, 2010
(dollars in thousands)

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$3,018	$105,384	$46,487	$340,987
Interest	284	1,347	3,452	2,392

	3,302	106,731	49,939	343,379

Fees and expenses[3]:
Investment advisory services	1,295	26,876	24,432	82,059
Distribution services — Class 2	486	10,028	7,005	45,556
Distribution services — Class 3	—	—	—	397
Transfer agent services	— [4]	— [4]	— [4]	1
Reports to shareholders	8	311	191	1,562
Registration statement and prospectus	17	388	345	1,984
Trustees’ compensation	2	42	27	219
Auditing and legal	9	44	53	157
Custodian	27	567	801	524
State and local taxes	2	48	32	240
Other	6	30	51	44

Total fees and expenses	1,852	38,334	32,937	132,743

Net investment income	1,450	68,397	17,002	210,636

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments[2]	5,276	106,660	196,126	20,054
Currency transactions	(90)	432	194	(2,800)

	5,186	107,092	196,320	17,254

Net unrealized appreciation (depreciation) on:
Investments	15,155	407,891	509,929	4,271,792
Currency translations	6	116	108	(25)

	15,161	408,007	510,037	4,271,767

Net realized gain and unrealized appreciation on investments and currency	20,347	515,099	706,357	4,289,021

Net increase in net assets resulting from operations	$21,797	$583,496	$723,359	$4,499,657

See end of table for footnotes.
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the year ended December 31, 2010

			Blue Chip
		New	Income and	Global Growth
	International	World	Growth	and Income
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$205,625	$40,841	$98,244	$59,970
Interest	2,515	13,213	482	6,570

	208,140	54,054	98,726	66,540

Fees and expenses[3]:
Investment advisory services	45,915	15,648	16,226	12,484
Distribution services — Class 2	15,547	3,831	8,442	4,888
Distribution services — Class 3	110	—	—	—
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Reports to shareholders	530	111	195	107
Registration statement and prospectus	643	145	234	144
Trustees’ compensation	82	16	31	17
Auditing and legal	73	27	23	17
Custodian	2,213	796	55	194
State and local taxes	86	19	36	20
Other	22	51	6	11

Total fees and expenses before waiver	65,221	20,644	25,248	17,882
Less waiver of fees and expenses:
Investment advisory services	—	—	—	—

Total fees and expenses after waiver	65,221	20,644	25,248	17,882

Net investment income (loss)	142,919	33,410	73,478	48,658

Net realized (loss) gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments[2]	(35,095)	41,078	95,436	(6,562)
Forward currency contracts	—	4	—	—
Currency transactions	(5,948)	(451)	— [4]	460

	(41,043)	40,631	95,436	(6,102)

Net unrealized appreciation (depreciation) on:
Investments	587,576	284,298	306,280	196,764
Forward currency contracts	—	(26)	—	—
Currency translations	466	18	—	9

	588,042	284,290	306,280	196,773

Net realized (loss) gain and unrealized appreciation on investments, forward currency contracts and currency	546,999	324,921	401,716	190,671

Net increase (decrease) in net assets resulting from operations	$689,918	$358,331	$475,194	$239,329

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

(dollars in thousands)

	International				High-	U.S. Government/
Growth-	Growth	Asset		Global	Income	AAA-Rated	Cash
Income	and Income	Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$489,514	$5,162	$144,132	$209	$21	$1,614	$—	$—
8,024	429	119,558	315,924	63,673	153,173	75,463	1,365

497,538	5,591	263,690	316,133	63,694	154,787	75,463	1,365

65,149	1,151	29,920	33,985	8,603	8,328	11,652	2,303
39,415	346	13,566	12,410	3,382	2,713	4,491	1,519
375	—	76	—	—	41	50	28
1	— [4]	1	1	— [4]	— [4]	— [4]	— [4]
1,285	5	611	521	76	71	117	31
1,771	8	498	472	90	103	110	32
214	1	85	76	12	17	26	7
147	6	60	55	10	11	19	4
360	44	99	257	277	9	8	2
236	1	95	86	14	17	27	8
44	11	24	23	14	11	5	1

108,997	1,573	45,035	47,886	12,478	11,321	16,505	3,935

—	—	—	—	—	—	672	—

108,997	1,573	45,035	47,886	12,478	11,321	15,833	3,935

388,541	4,018	218,655	268,247	51,216	143,466	59,630	(2,570)

(965,486)	6,149	13,207	194,118	9,203	23,090	93,210	—
—	(91)	—	27,088	5,735	(101)	—	—
555	(81)	638	(2,494)	(1,696)	(38)	—	—

(964,931)	5,977	13,845	218,712	13,242	22,951	93,210	—

3,325,165	5,139	992,862	92,102	9,960	87,805	8,856	27
—	(5)	—	(9,958)	3,138	(144)	—	—
189	9	54	191	208	2	—	—

3,325,354	5,143	992,916	82,335	13,306	87,663	8,856	27

2,360,423	11,120	1,006,761	301,047	26,548	110,614	102,066	27

$2,748,964	$15,138	$1,225,416	$569,294	$77,764	$254,080	$161,696	$(2,543)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income	$1,450	$707	$68,397	$61,212	$17,002	$10,576
Net realized gain (loss) on investments, forward currency contracts and currency transactions	5,186	(21,498)	107,092	(577,447)	196,320	(344,261)
Net unrealized appreciation on investments, forward currency contracts and currency translations	15,161	96,136	408,007	2,083,342	510,037	1,594,530

Net increase in net assets resulting from operations	21,797	75,345	583,496	1,567,107	723,359	1,260,845

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(216)	(203)	(19,112)	(14,409)	(12,806)	(2,295)
Class 2	(1,057)	(962)	(59,393)	(49,897)	(48,449)	(6,036)
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(1,273)	(1,165)	(78,505)	(64,306)	(61,255)	(8,331)

Distributions from net realized gain on investments:
Long-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(1,273)	(1,165)	(78,505)	(64,306)	(61,255)	(8,331)

Capital share transactions:
Class 1:
Proceeds from shares sold	2,700	7,055	168,608	152,420	178,618	156,323
Proceeds from reinvestment of dividends and distributions	216	203	19,112	14,409	12,806	2,295
Cost of shares repurchased	(5,109)	(4,461)	(111,278)	(98,881)	(107,308)	(82,880)

Net (decrease) increase from Class 1 transactions	(2,193)	2,797	76,442	67,948	84,116	75,738

Class 2:
Proceeds from shares sold	33,925	28,318	196,550	175,261	236,754	231,775
Proceeds from reinvestment of dividends and distributions	1,057	962	59,393	49,897	48,449	6,036
Cost of shares repurchased	(28,371)	(32,843)	(439,951)	(532,009)	(306,103)	(338,277)

Net increase (decrease) from Class 2 transactions	6,611	(3,563)	(184,008)	(306,851)	(20,900)	(100,466)

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions	4,418	(766)	(107,566)	(238,903)	63,216	(24,728)

Total increase in net assets	24,942	73,414	397,425	1,263,898	725,320	1,227,786
Net assets:
Beginning of period	222,618	149,204	5,137,295	3,873,397	3,281,605	2,053,819

End of period	$247,560	$222,618	$5,534,720	$5,137,295	$4,006,925	$3,281,605

Undistributed (distributions in excess of) net investment income	$186	$99	$1,357	$10,202	$(12,078)	$(15,995)

Shares of beneficial interest:
Class 1:
Shares sold	236	762	8,513	9,692	9,226	11,706
Shares issued on reinvestment of dividends and distributions	18	20	925	779	673	130
Shares repurchased	(463)	(502)	(5,588)	(5,953)	(5,681)	(5,697)

Net (decrease) increase in shares outstanding	(209)	280	3,850	4,518	4,218	6,139

Class 2:
Shares sold	2,989	3,089	10,150	11,097	12,618	16,688
Shares issued on reinvestment of dividends and distributions	88	100	2,903	2,729	2,625	347
Shares repurchased	(2,585)	(3,595)	(22,732)	(33,950)	(16,786)	(24,566)

Net increase (decrease) in shares outstanding	492	(406)	(9,679)	(20,124)	(1,543)	(7,531)

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)
						Blue Chip Income		Global Growth
Growth Fund		International Fund		New World Fund		and Growth Fund		and Income Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2010	2009	2010	2009	2010	2009	2010	2009	2010	2009

$210,636	$151,308	$142,919	$120,342	$33,410	$29,285	$73,478	$64,018	$48,658	$43,559
17,254	(3,042,732)	(41,043)	(876,428)	40,631	(69,962)	95,436	(449,056)	(6,102)	(308,921)
4,271,767	9,997,277	588,042	3,605,359	284,290	688,152	306,280	1,200,546	196,773	883,289

4,499,657	7,105,853	689,918	2,849,273	358,331	647,475	475,194	815,508	239,329	617,927

(69,058)	(48,554)	(72,483)	(42,244)	(11,697)	(7,030)	(11,550)	(7,922)	(4,464)	(3,542)
(130,885)	(101,700)	(127,233)	(83,779)	(24,674)	(18,903)	(59,444)	(60,270)	(51,180)	(40,323)
(1,652)	(1,414)	(1,222)	(933)	—	—	—	—	—	—

(201,595)	(151,668)	(200,938)	(126,956)	(36,371)	(25,933)	(70,994)	(68,192)	(55,644)	(43,865)

—	—	—	(12,249)	—	—	—	—	—	—
—	—	—	(28,704)	—	—	—	—	—	—
—	—	—	(316)	—	—	—	—	—	—

—	—	—	(41,269)	—	—	—	—	—	—

(201,595)	(151,668)	(200,938)	(168,225)	(36,371)	(25,933)	(70,994)	(68,192)	(55,644)	(43,865)

995,029	1,133,307	729,575	492,072	246,626	157,026	238,286	126,839	13,258	31,416
69,058	48,554	72,483	54,493	11,697	7,030	11,550	7,922	4,464	3,542
(818,229)	(1,202,331)	(341,517)	(364,115)	(75,453)	(64,154)	(41,730)	(26,536)	(20,704)	(11,041)

245,858	(20,470)	460,541	182,450	182,870	99,902	208,106	108,225	(2,982)	23,917

580,610	1,076,675	440,589	394,974	150,855	131,855	181,120	226,370	142,223	116,122
130,885	101,700	127,233	112,483	24,674	18,903	59,444	60,270	51,180	40,323
(2,078,003)	(1,430,613)	(671,643)	(853,869)	(159,071)	(177,160)	(253,803)	(212,095)	(184,508)	(267,041)

(1,366,508)	(252,238)	(103,821)	(346,412)	16,458	(26,402)	(13,239)	74,545	8,895	(110,596)

1,539	2,265	581	1,209	—	—	—	—	—	—
1,652	1,414	1,222	1,249	—	—	—	—	—	—
(38,101)	(38,105)	(11,636)	(11,488)	—	—	—	—	—	—

(34,910)	(34,426)	(9,833)	(9,030)	—	—	—	—	—	—

(1,155,560)	(307,134)	346,887	(172,992)	199,328	73,500	194,867	182,770	5,913	(86,679)

3,142,502	6,647,051	835,867	2,508,056	521,288	695,042	599,067	930,086	189,598	487,383

24,996,082	18,349,031	9,330,089	6,822,033	1,992,136	1,297,094	3,752,313	2,822,227	2,111,320	1,623,937

$28,138,584	$24,996,082	$10,165,956	$9,330,089	$2,513,424	$1,992,136	$4,351,380	$3,752,313	$2,300,918	$2,111,320

$55,582	$46,571	$(29,678)	$17,735	$(3,254)	$(425)	$12,808	$10,324	$2,066	$8,575

20,478	30,528	43,513	36,037	11,486	9,899	27,726	18,485	1,425	4,390
1,317	1,129	4,232	3,462	529	369	1,277	996	471	406
(16,869)	(32,634)	(20,349)	(26,005)	(3,665)	(4,019)	(4,849)	(3,755)	(2,312)	(1,513)

4,926	(977)	27,396	13,494	8,350	6,249	24,154	15,726	(416)	3,283

12,106	28,456	26,435	27,365	7,157	8,032	21,403	32,904	15,511	15,788
2,527	2,410	7,486	7,223	1,135	1,006	6,645	7,677	5,411	4,662
(43,362)	(38,315)	(40,562)	(62,079)	(8,033)	(11,463)	(30,000)	(31,184)	(20,424)	(35,763)

(28,729)	(7,449)	(6,641)	(27,491)	259	(2,425)	(1,952)	9,397	498	(15,313)

31	59	35	78	—	—	—	—	—	—
32	33	72	80	—	—	—	—	—	—
(792)	(1,033)	(701)	(837)	—	—	—	—	—	—

(729)	(941)	(594)	(679)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

			International Growth
	Growth-Income Fund		and Income Fund		Asset Allocation Fund
	Year ended	Year ended	Year Ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income (loss)	$388,541	$343,789	$4,018	$1,294	$218,655	$207,381
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(964,931)	(1,550,366)	5,977	2,465	13,845	(640,061)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	3,325,354	7,059,920	5,143	17,096	992,916	2,290,623

Net increase (decrease) in net assets resulting from operations	2,748,964	5,853,343	15,138	20,855	1,225,416	1,857,943

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(147,491)	(126,710)	(670)	(327)	(105,937)	(93,285)
Class 2	(231,495)	(225,593)	(3,427)	(1,017)	(106,195)	(117,534)
Class 3	(3,023)	(3,277)	—	—	(837)	(945)

Total dividends from net investment income	(382,009)	(355,580)	(4,097)	(1,344)	(212,969)	(211,764)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	(269)	(377)	—	—
Class 2	—	—	(1,448)	(1,337)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(535)	—	—	—
Class 2	—	—	(2,988)	—	—	—
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	—	(5,240)	(1,714)	—	—

Total dividends and distributions paid to shareholders	(382,009)	(355,580)	(9,337)	(3,058)	(212,969)	(211,764)

Capital share transactions:
Class 1:
Proceeds from shares sold	1,414,619	1,764,451	6,188	10,518	799,855	1,291,806
Proceeds from reinvestment of dividends and distributions	147,491	126,710	1,474	704	105,937	93,285
Cost of shares repurchased	(1,185,744)	(564,157)	(3,525)	(960)	(294,163)	(156,605)

Net increase (decrease) from Class 1 transactions	376,366	1,327,004	4,137	10,262	611,629	1,228,486

Class 2:
Proceeds from shares sold	434,546	612,481	74,639	82,649	169,301	167,583
Proceeds from reinvestment of dividends and distributions	231,495	225,593	7,863	2,354	106,195	117,534
Cost of shares repurchased	(1,713,835)	(1,328,890)	(7,129)	(2,159)	(659,114)	(528,840)

Net (decrease) increase from Class 2 transactions	(1,047,794)	(490,816)	75,373	82,844	(383,618)	(243,723)

Class 3:
Proceeds from shares sold	407	836	—	—	1,694	1,407
Proceeds from reinvestment of dividends and distributions	3,023	3,277	—	—	837	945
Cost of shares repurchased	(38,822)	(36,309)	—	—	(6,363)	(7,954)

Net decrease from Class 3 transactions	(35,392)	(32,196)	—	—	(3,832)	(5,602)

Net (decrease) increase in net assets resulting from capital share transactions	(706,820)	803,992	79,510	93,106	224,179	979,161

Total increase (decrease) in net assets	1,660,135	6,301,755	85,311	110,903	1,236,626	2,625,340

Net assets:
Beginning of period	24,586,693	18,284,938	126,732	15,829	9,731,604	7,106,264

End of period	$26,246,828	$24,586,693	$212,043	$126,732	$10,968,230	$9,731,604

Undistributed (distributions in excess of) net investment income	$73,310	$66,424	$(235)	$24	$43,508	$34,933

Shares of beneficial interest:
Class 1:
Shares sold	44,685	68,983	417	793	52,906	102,533
Shares issued on reinvestment of dividends and distributions	4,414	4,254	98	48	6,673	6,550
Shares repurchased	(36,772)	(21,293)	(252)	(79)	(19,549)	(12,025)

Net increase (decrease) in shares outstanding	12,327	51,944	263	762	40,030	97,058

Class 2:
Shares sold	13,927	23,193	5,142	6,285	11,268	12,899
Shares issued on reinvestment of dividends and distributions	6,983	7,650	524	159	6,747	8,334
Shares repurchased	(54,413)	(51,758)	(501)	(152)	(44,133)	(42,295)

Net (decrease) increase in shares outstanding	(33,503)	(20,915)	5,165	6,292	(26,118)	(21,062)

Class 3:
Shares sold	13	32	—	—	112	107
Shares issued on reinvestment of dividends and distributions	90	111	—	—	53	67
Shares repurchased	(1,230)	(1,417)	—	—	(420)	(609)

Net (decrease) increase in shares outstanding	(1,127)	(1,274)	—	—	(255)	(435)

See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)
						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2010	2009	2010	2009	2010	2009	2010	2009	2010	2009

$268,247	$284,022	$51,216	$40,312	$143,466	$110,667	$59,630	$61,014	$(2,570)	$(3,113)
218,712	(364,938)	13,242	(16,815)	22,951	(92,671)	93,210	15,865	—	2
82,335	926,325	13,306	72,190	87,663	461,683	8,856	(22,761)	27	(23)

569,294	845,409	77,764	95,687	254,080	479,679	161,696	54,118	(2,543)	(3,134)

(146,872)	(113,953)	(9,092)	(2,339)	(55,554)	(40,037)	(28,379)	(25,309)	—	(316)
(153,261)	(137,087)	(42,020)	(15,691)	(82,568)	(68,526)	(34,314)	(38,568)	—	(1,604)
—	—	—	—	(1,669)	(1,530)	(478)	(714)	—	(46)

(300,133)	(251,040)	(51,112)	(18,030)	(139,791)	(110,093)	(63,171)	(64,591)	—	(1,966)

—	—	—	—	—	—	(5,703)	(4,791)	—	(12)
—	—	—	—	—	—	(8,206)	(9,261)	—	(76)
—	—	—	—	—	—	(128)	(207)	—	(2)

—	—	—	—	—	—	—	(1,226)	—	—
—	—	—	—	—	—	—	(2,369)	—	—
—	—	—	—	—	—	—	(53)	—	—

—	—	—	—	—	—	(14,037)	(17,907)	—	(90)

(300,133)	(251,040)	(51,112)	(18,030)	(139,791)	(110,093)	(77,208)	(82,498)	—	(2,056)

1,180,204	1,488,336	171,837	93,061	206,426	223,658	550,594	561,764	43,975	41,500
146,872	113,953	9,092	2,339	55,554	40,037	34,082	31,326	—	328
(453,635)	(168,758)	(20,645)	(54,163)	(171,268)	(89,997)	(124,527)	(79,283)	(65,413)	(95,018)

873,441	1,433,531	160,284	41,237	90,712	173,698	460,149	513,807	(21,438)	(53,190)

569,256	891,201	314,902	387,303	137,965	179,017	416,785	446,211	224,764	245,303
153,261	137,087	42,020	15,691	82,568	68,526	42,520	50,198	—	1,680
(433,110)	(168,324)	(86,900)	(70,390)	(211,243)	(206,867)	(111,733)	(137,945)	(364,137)	(601,048)

289,407	859,964	270,022	332,604	9,290	40,676	347,572	358,464	(139,373)	(354,065)

—	—	—	—	6,160	4,542	4,021	3,034	11,110	11,746
—	—	—	—	1,669	1,530	606	974	—	48
—	—	—	—	(9,925)	(6,093)	(6,859)	(9,441)	(15,157)	(19,384)

—	—	—	—	(2,096)	(21)	(2,232)	(5,433)	(4,047)	(7,590)

1,162,848	2,293,495	430,306	373,841	97,906	214,353	805,489	866,838	(164,858)	(414,845)

1,432,009	2,887,864	456,958	451,498	212,195	583,939	889,977	838,458	(167,401)	(420,035)

8,410,145	5,522,281	1,364,816	913,318	1,721,541	1,137,602	2,586,942	1,748,484	785,815	1,205,850

$9,842,154	$8,410,145	$1,821,774	$1,364,816	$1,933,736	$1,721,541	$3,476,919	$2,586,942	$618,414	$785,815

$48,000	$38,336	$8,271	$7,939	$22,697	$18,214	$9,697	$9,475	$(14)	$(12)

109,614	149,856	14,447	8,516	18,595	24,161	43,646	45,477	3,858	3,630
13,882	11,086	783	202	5,027	3,917	2,725	2,560	—	29
(41,890)	(16,953)	(1,747)	(5,154)	(15,457)	(9,740)	(9,893)	(6,426)	(5,740)	(8,315)

81,606	143,989	13,483	3,564	8,165	18,338	36,478	41,611	(1,882)	(4,656)

53,423	90,070	26,666	34,340	12,555	19,607	33,195	36,359	19,889	21,588
14,637	13,480	3,636	1,363	7,554	6,784	3,427	4,139	—	149
(40,594)	(17,148)	(7,466)	(6,671)	(19,369)	(21,748)	(8,930)	(11,281)	(32,228)	(52,942)

27,466	86,402	22,836	29,032	740	4,643	27,692	29,217	(12,339)	(31,205)

—	—	—	—	555	512	318	245	978	1,029
—	—	—	—	151	150	48	80	—	4
—	—	—	—	(901)	(652)	(542)	(765)	(1,334)	(1,699)

—	—	—	—	(195)	10	(176)	(440)	(356)	(666)

American Funds Insurance Series

Notes to financial statements
1. Organization
American Funds Insurance Series (the “Series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the Series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2011 or 2012; however, the Series reserves the right to delay the implementation.
The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.
Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.
International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.
New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.
Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.
Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.
Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.
International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.
Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.
Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.
High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.
U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
American Funds Insurance Series

Each fund in the Series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
2. Significant accounting policies
The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.
Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
3. Valuation
The funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Methods and inputs — The funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Insurance Series

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.
Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business
American Funds Insurance Series

developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Classifications — The funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2010, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the year ended December 31, 2010 (dollars in thousands):

Global Discovery Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$67,777	$—	$—	$67,777
Health care	42,422	—	—	42,422
Financials	38,011	—	—	38,011
Consumer discretionary	25,031	—	—	25,031
Industrials	20,509	—	—	20,509
Utilities	9,447	—	—	9,447
Energy	2,254	—	—	2,254
Other	4,649	—	—	4,649
Miscellaneous	11,638	—	—	11,638
Rights & warrants	8	—	—	8
Convertible securities	499	853	2,500	3,852
Short-term securities	—	21,691	—	21,691

Total	$222,245	$22,544	$2,500	$247,289

	Beginning			Net transfers	Ending
	value	Net	Net unrealized	out of	value at
Level 3 reconciliation	at 1/1/2010	purchases	appreciation*	Level 3†	12/31/2010

Investment securities	$—	$2,500	$5	$(5)	$2,500

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)*:					$—

*	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series

Global Growth Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$828,295	$—	$1,342	$829,637
Financials	801,956	—	—	801,956
Information technology	777,689	—	—	777,689
Consumer staples	595,098	—	—	595,098
Health care	590,511	—	—	590,511
Industrials	494,435	—	—	494,435
Energy	414,261	—	—	414,261
Telecommunication services	319,994	—	—	319,994
Materials	276,749	—	—	276,749
Utilities	95,021	—	—	95,021
Miscellaneous	75,040	—	—	75,040
Preferred stocks	—	8,549	—	8,549
Short-term securities	—	261,706	—	261,706

Total	$5,269,049	$270,255	$1,342	$5,540,646

	Beginning	Net		Net transfers	Ending
	value	realized	Net unrealized	out of	value at
Level 3 reconciliation	at 1/1/2010	loss*	depreciation*	Level 3†	12/31/2010

Investment securities	$14,508	$(5,942)	$(2,602)	$(4,622)	$1,342

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)*:					$284

*	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Global Small Capitalization Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$721,140	$—	$201	$721,341
Industrials	545,708	46	—	545,754
Consumer discretionary	535,531	—	58	535,589
Materials	427,240	—	—	427,240
Health care	378,954	—	—	378,954
Financials	250,443	—	4,913	255,356
Energy	221,519	—	—	221,519
Utilities	131,214	—	—	131,214
Consumer staples	82,877	—	—	82,877
Telecommunication services	27,264	—	—	27,264
Miscellaneous	187,426	741	—	188,167
Preferred stocks	568	—	—	568
Rights & warrants	1,946	3,434	—	5,380
Convertible securities	1,994	7,203	398	9,595
Bonds, notes & other debt instruments	—	2,211	—	2,211
Short-term securities	—	466,396	—	466,396

Total	$3,513,824	$480,031	$5,570	$3,999,425

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value at
Level 3 reconciliation	at 1/1/2010	and sales	loss*	appreciation*	Level 3†	12/31/2010

Investment securities	$24,986	$(558)	$(16,435)	$13,371	$(15,794)	$5,570

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)*:						$55

*	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series

Growth Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$4,913,648	$—	$—	$4,913,648
Information technology	4,665,447	—	—	4,665,447
Financials	4,174,420	—	37,017	4,211,437
Energy	4,046,236	—	—	4,046,236
Materials	2,683,530	—	—	2,683,530
Health care	2,402,979	17,058	—	2,420,037
Industrials	1,761,358	—	83,669	1,845,027
Consumer staples	856,293	—	—	856,293
Telecommunication services	548,774	—	—	548,774
Utilities	114,344	—	31,661	146,005
Miscellaneous	282,523	—	—	282,523
Convertible securities	—	—	40,000	40,000
Short-term securities	—	1,566,817	—	1,566,817

Total	$26,449,552	$1,583,875	$192,347	$28,225,774

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	into	value at
Level 3 reconciliation	at 1/1/2010	and sales	loss*	appreciation*	Level 3†	12/31/2010

Investment securities	$18,997	$152,820	$(7,912)	$22,721	$5,721	$192,347

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)*:						$15,557

*	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
International Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Financials	$2,168,491	$—	$—	$2,168,491
Health care	1,261,335	—	—	1,261,335
Information technology	1,143,798	—	—	1,143,798
Industrials	1,029,423	—	—	1,029,423
Consumer discretionary	1,001,704	—	6,835	1,008,539
Consumer staples	892,687	—	—	892,687
Telecommunication services	865,749	—	—	865,749
Materials	591,971	—	—	591,971
Energy	570,405	—	—	570,405
Utilities	263,354	—	—	263,354
Miscellaneous	23,195	—	—	23,195
Preferred stocks	—	4,763	—	4,763
Rights & warrants	285	—	—	285
Bonds, notes & other debt instruments	—	9,539	—	9,539
Short-term securities	—	319,908	—	319,908

Total	$9,812,397	$334,210	$6,835	$10,153,442

	Beginning		Ending
	value	Net unrealized	value at
Level 3 reconciliation	at 1/1/2010	appreciation*	12/31/2010

Investment securities	$5,389	$1,446	$6,835

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)*:			$1,446

*	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

New World Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Consumer staples	$413,068	$—	—	$413,068
Financials	261,025	11,692	—	272,717
Consumer discretionary	241,403	—	—	241,403
Industrials	198,530	—	—	198,530
Information technology	182,249	—	—	182,249
Materials	177,682	—	—	177,682
Health care	177,018	—	—	177,018
Telecommunication services	145,306	—	—	145,306
Energy	143,889	—	—	143,889
Utilities	38,695	—	—	38,695
Miscellaneous	78,238	—	—	78,238
Rights & warrants	197	—	—	197
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	163,036	—	163,036
Corporate bonds & notes	—	18,432	—	18,432
Short-term securities	—	258,651	—	258,651

Total	$2,057,300	$451,811	—	$2,509,111

Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$962,734	$—	—	$962,734
Industrials	576,061	—	—	576,061
Consumer staples	452,916	—	—	452,916
Health care	429,857	—	—	429,857
Energy	424,500	—	—	424,500
Consumer discretionary	414,207	—	—	414,207
Financials	355,122	—	—	355,122
Telecommunication services	269,798	—	—	269,798
Utilities	73,684	—	—	73,684
Materials	58,400	—	—	58,400
Miscellaneous	48,374	—	—	48,374
Convertible securities	37,070	7,935	—	45,005
Short-term securities	—	238,771	—	238,771

Total	$4,102,723	$246,706	—	$4,349,429

American Funds Insurance Series

Global Growth and Income Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Financials	$401,736	$—	$2,580	$404,316
Consumer discretionary	272,937	—	—	272,937
Materials	257,312	—	—	257,312
Information technology	226,255	—	—	226,255
Industrials	221,928	—	—	221,928
Consumer staples	211,152	—	—	211,152
Telecommunication services	197,585	—	—	197,585
Health care	164,481	—	—	164,481
Energy	91,779	—	—	91,779
Utilities	79,045	—	—	79,045
Preferred stocks	—	2,340	—	2,340
Convertible securities	—	15,906	209	16,115
Bonds, notes & other debt instruments	—	46,784	—	46,784
Short-term securities	—	106,685	—	106,685

Total	$2,124,210	$171,715	$2,789	$2,298,714

	Beginning		Ending
	value	Net unrealized	value at
Level 3 reconciliation	at 1/1/2010	appreciation	12/31/2010

Investment securities	$2,789	$—	$2,789
Growth-Income Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$5,582,012	$—	—	$5,582,012
Consumer discretionary	3,274,090	—	—	3,274,090
Industrials	3,255,780	—	—	3,255,780
Energy	2,620,935	—	—	2,620,935
Health care	2,252,819	—	—	2,252,819
Financials	2,229,856	1,208	—	2,231,064
Consumer staples	1,942,860	—	—	1,942,860
Materials	1,049,481	—	—	1,049,481
Telecommunication services	998,669	—	—	998,669
Utilities	355,985	—	—	355,985
Miscellaneous	445,438	—	—	445,438
Preferred stocks	—	41,085	—	41,085
Convertible securities	75,180	29,428	—	104,608
Bonds, notes & other debt instruments	—	11,311	—	11,311
Short-term securities	—	2,087,250	—	2,087,250

Total	$24,083,105	$2,170,282	—	$26,253,387

American Funds Insurance Series

International Growth and Income Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Financials	$33,679	$129	—	$33,808
Information technology	31,794	—	—	31,794
Consumer staples	22,502	—	—	22,502
Consumer discretionary	18,507	—	—	18,507
Telecommunication services	17,815	—	—	17,815
Industrials	15,976	—	—	15,976
Materials	14,499	—	—	14,499
Utilities	12,176	—	—	12,176
Health care	11,682	—	—	11,682
Energy	5,988	—	—	5,988
Miscellaneous	2,427	—	—	2,427
Preferred stocks	—	260	—	260
Bonds, notes & other debt instruments	—	7,420	—	7,420
Short-term securities	—	16,814	—	16,814

Total	$187,045	$24,623	—	$211,668

Forward currency contracts*:	Level 1	Level 2	Level 3	Total

Unrealized depreciation on open forward currency contracts	—	$(5)	—	$(5)

* Forward currency contracts are not included in the investment portfolio.

Asset Allocation Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$1,393,994	$—	$—	$1,393,994
Financials	1,275,682	—	—	1,275,682
Materials	1,077,649	—	—	1,077,649
Health care	1,000,791	—	—	1,000,791
Industrials	960,686	—	48	960,734
Energy	900,295	—	—	900,295
Consumer discretionary	809,599	—	—	809,599
Consumer staples	452,780	—	—	452,780
Telecommunication services	201,858	—	—	201,858
Utilities	98,325	—	—	98,325
Miscellaneous	224,706	—	—	224,706
Preferred stocks	—	6,544	—	6,544
Rights & warrants	994	—	46	1,040
Convertible securities	—	4,141	—	4,141
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	—	701,643	—	701,643
Mortgage-backed obligations	—	615,079	1,533	616,612
Corporate bonds & notes	—	558,242	5,535	563,777
Other	—	397,084	—	397,084
Short-term securities	—	382,785	—	382,785

Total	$8,397,359	$2,665,518	$7,162	$11,070,039

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value at
Level 3 reconciliation	at 1/1/2010	and sales	gain*	depreciation*	Level 3†	12/31/2010

Investment securities	$636	$12,289	$336	$(304)	$(5,795)	$7,162

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)*:						$(2,367)

*	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$3,197,195	$—	$3,197,195
Mortgage-backed obligations	—	3,047,750	2,010	3,049,760
Bonds & notes of governments & government agencies outside the U.S.	—	712,423	—	712,423
Financials	—	607,237	—	607,237
Other	—	1,608,750	—	1,608,750
Preferred stocks	—	43,099	—	43,099
Common stocks	82	—	838	920
Rights & warrants	—	—	86	86
Short-term securities	—	802,723	—	802,723

Total	$82	$10,019,177	$2,934	$10,022,193

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$1,266	—	$1,266
Unrealized depreciation on open forward currency contracts	—	(2,124)	—	(2,124)

Total	—	$(858)	—	$(858)

[1]	Forward currency contracts are not included in the investment portfolio.

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	into	value at
Level 3 reconciliation	at 1/1/2010	and sales	loss[2]	depreciation[2]	Level 3[3]	12/31/2010

Investment securities	$905	$2,669	$(160)	$(2,496)	$2,016	$2,934

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)[2]:						$(4,770)

[2]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series

Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Euros	$—	$372,315	$—	$372,315
Japanese yen	—	117,268	—	117,268
Polish zloty	—	80,856	—	80,856
South Korean won	—	76,679	—	76,679
Malaysian ringgits	—	53,395	—	53,395
British pounds	—	50,589	—	50,589
Canadian dollars	—	36,613	—	36,613
Turkish liras	—	25,444	—	25,444
Swedish kronor	—	25,229	—	25,229
U.S. dollars	—	710,794	871	711,665
Other currencies	—	129,067	—	129,067
Preferred stocks	532	1,645	—	2,177
Common stocks	193	—	—	193
Rights & warrants	7	—	1	8
Short-term securities	—	129,996	—	129,996

Total	$732	$1,809,890	$872	$1,811,494

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$2,997	—	$2,997
Unrealized depreciation on open forward currency contracts	—	(1,783)	—	(1,783)

Total	—	$1,214	—	$1,214

[1]	Forward currency contracts are not included in the investment portfolio.

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value at
Level 3 reconciliation	at 1/1/2010	and sales	gain[2]	appreciation[2]	Level 3[3]	12/31/2010

Investment securities	$309	$682	$5	$7	$(131)	$872

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)[2]:						$2

[2]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,628,765	$12,127	$1,640,892
Other	—	68,760	—	68,760
Convertible securities	3,288	12,830	—	16,118
Preferred stocks	1,162	39,746	1,724	42,632
Common stocks	21,922	—	1,507	23,429
Rights & warrants	297	—	82	379
Short-term securities	—	110,398	—	110,398

Total	$26,669	$1,860,499	$15,440	$1,902,608

Forward currency contracts[1]:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	—	$1	—	$1
Unrealized depreciation on open forward currency contracts	—	(144)	—	(144)

Total	—	$(143)	—	$(143)

[1]	Forward currency contracts are not included in the investment portfolio.

	Beginning	Net	Net		Net transfers	Ending
	value	purchases	realized	Net unrealized	out of	value at
Level 3 reconciliation	at 1/1/2010	and sales	loss[2]	appreciation[2]	Level 3[3]	12/31/2010

Investment securities	$5,504	$13,511	$(1,216)	$242	$(2,601)	$15,440

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands)[2]:						$(2,633)

[2]	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$1,380,933	—	$1,380,933
U.S. Treasury bonds & notes	—	1,260,984	—	1,260,984
Federal agency bonds & notes	—	430,023	—	430,023
Other	—	11,793	—	11,793
Short-term securities	—	554,242	—	554,242

Total	—	$3,637,975	—	$3,637,975

	Beginning			Net	Ending
	value	Net unrealized	Net	realized	value at
Level 3 reconciliation	at 1/1/2010	appreciation*	sales	loss*	12/31/2010

Investment securities	$1,522	$1,409	$(1,522)	$(1,409)	$—

*	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Cash Management Fund
At December 31, 2010, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series

4. Risk factors
Investing in the funds may involve risks including, but not limited to, certain of the risks described below.
Market conditions — The prices of, and income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.
Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.
Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invests.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.
Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.
Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.
Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.
American Funds Insurance Series

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.
Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.
Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.
Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions
Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended December 31, 2010, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.
The funds are not subject to examination by U.S. federal tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, the year the fund commenced operations.
The funds are not subject to examination by state tax authorities for tax years before 2006. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations.
The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2003; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.
Non-U.S. taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
American Funds Insurance Series

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the table below and on the following page, 12 funds had capital loss carryforwards available at December 31, 2010. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2010:
Undistributed ordinary income	$187	$17,119	$48,757	$83,082	$28,328	$13,408	$12,817	$13,034
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	(444)	(236)	(685)	(4,442)	(35)	—	(230)
Post-October capital loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	—	—	—	—	—	—	(6,282)
Capital loss carryforwards:
Expiring 2016	—	(109,173)	—	(1,280,904)	—	—	(234,455)	(116,550)
Expiring 2017	(25,887)	(752,750)	(420,553)	(3,348,190)	(1,185,778)	(121,926)	(495,895)	(526,741)
Expiring 2018	—	—	—	(12,099)	(84,503)	—	—	(298)

	$(25,887)	$(861,923)	$(420,553)	$(4,641,193)	$(1,270,281)	$(121,926)	$(730,350)	$(643,589)

Capital loss carryforwards utilized	$5,223	$105,829	$133,683	—	—	$40,499	$69,566	—

Reclassification (from) to undistributed (distributions in excess of) net investment income (to) from (accumulated) undistributed net realized (loss) gain	$(90)	$1,263	$48,170	$(30)	$10,606	$132	—	$477

Gross unrealized appreciation on investment securities	$41,209	$1,469,491	$1,097,747	$8,015,238	$2,323,815	$705,346	$835,572	$473,292
Gross unrealized depreciation on investment securities	(9,576)	(95,568)	(249,437)	(535,818)	(316,363)	(39,165)	(165,846)	(114,868)

Net unrealized appreciation on investment securities	$31,633	$1,373,923	$848,310	$7,479,420	$2,007,452	$666,181	$669,726	$358,424

Cost of investment securities	$215,656	$4,166,723	$3,151,115	$20,746,354	$8,145,990	$1,842,930	$3,679,703	$1,940,290

See end of table for footnote.
American Funds Insurance Series

	(dollars in thousands)
		International					U.S. Government/
	Growth-	Growth	Asset			High-	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2010:
Undistributed ordinary income	$73,924	$512	$44,144	$48,666	$10,948	$25,096	$65,549	$—
Post-October currency loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	—	—	—	(274)	—	—	—
Undistributed long-term capital gain	—	1,294	—	—	10,148	—	33,152	—
Post-October capital loss deferrals (realized during the period November 1, 2010, through December 31, 2010)*	—	—	—	—	(4,155)	—	—	—
Capital loss carryforwards:
Expiring 2011	—	—	—	—	—	(35,517)	—	—
Expiring 2016	(691,368)	—	(400,076)	—	—	(47,291)	—	—
Expiring 2017	(2,423,213)	—	(649,787)	(313,418)	—	(113,685)	—	—
Expiring 2018	(1,026,621)	—	(36,541)	—	—	—	—	—

	$(4,141,202)	—	$(1,086,404)	$(313,418)	—	$(196,493)	—	—

Capital loss carryforwards utilized	—	—	—	$167,624	$6,326	$20,296	—	—

Capital loss carryforwards expired	—	—	—	—	—	$30,604	—	—

Reclassification to (from) undistributed (distributions in excess of) net investment income from (to) (accumulated) undistributed net realized (loss) gain	$354	$(180)	$2,889	$41,550	$228	$808	$3,763	$—
Reclassification to undistributed net investment income from capital paid in on shares of beneficial interest	—	—	—	—	—	—	—	2,568
Reclassification to accumulated net realized loss from capital paid in on shares of beneficial interest	—	—	—	—	—	30,604	—	—

Gross unrealized appreciation on investment securities	$5,980,316	$28,215	$1,982,587	$283,875	$81,033	$144,005	$55,381	$15
Gross unrealized depreciation on investment securities	(851,032)	(5,259)	(164,649)	(90,104)	(25,613)	(22,325)	(23,883)	(2)

Net unrealized appreciation on investment securities	$5,129,284	$22,956	$1,817,938	$193,771	$55,420	$121,680	$31,498	$13

Cost of investment securities	$21,124,103	$188,712	$9,252,101	$9,828,422	$1,756,074	$1,780,928	$3,606,477	$616,894

*	These deferrals are considered incurred in the subsequent year.
6. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the Series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the Series’ shares, and American Funds Service Company® (“AFS”), the Series’ transfer agent.
Investment advisory services — The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
The board of trustees approved an amended agreement for U.S. Government/AAA-Rated Securities Fund effective January 1, 2011, that provides for reduced annual rates of .420%, .360%, .320%, .300% and .290% up to $600 million, over $600 million, over $1 billion, over $2 billion and over $3 billion, respectively. CRMC voluntarily reduced investment advisory services fees to the proposed rates for U.S. Government/AAA-Rated Securities Fund beginning July 1, 2010. Prior to July 1, 2010, the annual rates for the fund were based on .460%, .400%, .360%, .340% and .330% up to $600 million, over $600 million, over $1 billion, over $2 billion and over $3 billion, respectively. During the year ended December 31, 2010, total investment advisory services fees waived by CRMC
American Funds Insurance Series

were $672,000. As a result, the aggregate fees shown on the accompanying financial statements of $386,026,000 were reduced to $385,354,000. The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

					For the year
	Rates		Net asset level (in billions)		ended
Fund	Beginning with	Ending with	Up to	In excess of	December 31, 2010

Global Discovery	.580%	.440%	$.5	$1.0	.58%
Global Growth	.690	.460	.6	5.0	.53
Global Small Capitalization	.800	.635	.6	5.0	.71
Growth	.500	.280	.6	34.0	.32
International	.690	.430	.5	21.0	.49
New World	.850	.620	.5	2.5	.74
Blue Chip Income and Growth	.500	.370	.6	4.0	.42
Global Growth and Income	.690	.480	.6	3.0	.59
Growth-Income	.500	.219	.6	34.0	.27
International Growth and Income	.690	.530	.5	1.0	.69
Asset Allocation	.500	.250	.6	8.0	.30
Bond	.480	.330	.6	8.0	.37
Global Bond	.570	.500	1.0	1.0	.54
High-Income Bond	.500	.420	.6	2.0	.46
U.S. Government/AAA-Rated Securities	.420	.290	.6	3.0	.38 *
Cash Management	.320	.270	1.0	2.0	.32

*	The ratio shown is based on the investment advisory services fees before the voluntary waiver. The fee shown on the accompanying financial statements of $11,652,000, which was equivalent to an annualized rate of 0.38%, was reduced to $10,980,000, or 0.36% of average daily net assets.
Distribution services — The Series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the Series. During the year ended December 31, 2010, distribution expenses under the plans for the Series aggregated $173,625,000 for Class 2 and $1,077,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
Transfer agent services — The aggregate fee of $4,000 was incurred during the year ended December 31, 2010, pursuant to an agreement with AFS. Under this agreement, the Series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:
American Funds Insurance Series

	(dollars in thousands)
		Increase in value
Fund	Current fees	of deferred amounts

Global Discovery	$2	$—	*
Global Growth	41	1
Global Small Capitalization	26	1
Growth	200	19
International	73	9
New World	16	—	*
Blue Chip Income and Growth	30	1
Global Growth and Income	17	—	*
Growth-Income	192	22
International Growth and Income	1	—	*
Asset Allocation	79	6
Bond	74	2
Global Bond	12	—	*
High-Income Bond	15	2
U.S. Government/AAA-Rated Securities	24	2
Cash Management	6	1

*	Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the Series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the Series.
7. Investment transactions and other disclosures
The following table presents additional information for the year ended December 31, 2010:

	(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$102,515	$1,300,396	$1,332,225	$6,674,143	$2,386,912	$435,808	$1,010,055	$606,591
Sales of investment securities*	108,360	1,312,305	1,642,242	8,345,196	2,185,751	353,679	796,632	589,365
Non-U.S. taxes paid on dividend income	221	8,568	2,445	10,095	23,478	3,405	1,103	4,013
Non-U.S. taxes paid on interest income	—	—	—	—	—	61	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	624	(435)	149	271	257	—	—
Non-U.S. taxes provided on unrealized gains as of December 31, 2010	—	159	390	2,204	626	291	—	—
Dividends from affiliated issuers	—	—	2,570	13,705	—	—	—	625
Net realized loss from affiliated issuers	—	—	(25,247)	(139,956)	—	—	—	—

	(dollars in thousands)
							U.S.
		International					Government/
	Growth-	Growth	Asset			High-	AAA-Rated
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$4,913,926	$114,255	$4,529,075	$13,114,079	$1,556,272	$989,138	$4,641,359
Sales of investment securities*	5,764,183	47,227	3,771,780	12,317,026	1,242,377	882,793	4,183,164
Non-U.S. taxes paid on dividend income	7,982	550	1,366	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	36	160	— †	—
Non-U.S. taxes paid on realized gains	—	—	—	—	2	—	—
Non-U.S. taxes provided on unrealized gains as of December 31, 2010	—	42	—	—	—	—	—

*	Excludes short-term securities and U.S. government obligations, if any.

†	Amount less than one thousand.
American Funds Insurance Series

8. Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2010, International Growth and Income Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies, as shown on the following tables. As of December 31, 2010, New World Fund did not have any open forward currency contracts. The open forward currency contracts shown are generally indicative of the level of activity in each fund over the prior 12-month period.

								(amounts in thousands)
								Unrealized
								(depreciation)
				Contract amount				appreciation at
	Settlement date	Counterparty		Receive		Deliver		12/31/2010
International Growth and Income Fund
Sales:
Euros	1/20/2011	HSBC Bank		$1,190			€894	$(5)

Bond Fund
Purchases:
Australian dollars	1/14/2011	JPMorgan Chase	A	$15,758			$15,500	$588
Singapore dollars	1/12/2011	HSBC Bank	S	$20,174			$15,500	220

								$808

Sales:
British pounds	1/18/2011	UBS AG		$23,039			£14,500	$435
Danish kroner	1/18/2011	UBS AG		$16,897	DK	r	95,000	(133)
Euros	1/6/2011	JPMorgan Chase		$29,469			€22,250	(264)
Euros	1/10/2011	HSBC Bank		$28,547			€21,440	(103)
Euros	1/11/2011	Barclays Bank PLC		$5,873			€4,490	(127)
Euros	1/12/2011	Bank of New York Mellon		$6,549			€5,000	(133)
Euros	1/14/2011	UBS AG		$2,877			€2,160	(9)
Euros	1/26/2011	HSBC Bank		$36,206			€27,670	(768)
Euros	1/31/2011	Barclays Bank PLC		$28,852			€21,940	(465)
Hungarian forints	1/21/2011	HSBC Bank		$6,318	HU	F	1,312,360	23
Swedish kronor	1/20/2011	HSBC Bank		$8,215	SK	r	56,110	(122)

								$(1,666)

Forward currency contracts — net								$(858)

American Funds Insurance Series

						(amounts in thousands)
						Unrealized
						appreciation
				Contract amount		(depreciation) at
	Settlement date	Counterparty		Receive	Deliver	12/31/2010

Global Bond Fund
Purchases:
Australian dollars	1/13/2011	UBS AG	A	$7,995	$7,840	$323
Australian dollars	1/14/2011	JPMorgan Chase	A	$10,929	$10,750	407
Japanese yen	1/11/2011	JPMorgan Chase		¥863,583	$10,355	283
Japanese yen	1/13/2011	Bank of New York Mellon		¥796,100	$9,523	284
Japanese yen	1/14/2011	Bank of New York Mellon		¥2,444,871	$29,327	790
Japanese yen	1/20/2011	Barclays Bank PLC		¥1,049,507	$12,552	378
Japanese yen	1/31/2011	JPMorgan Chase		¥485,478	$5,864	118
Singapore dollars	1/12/2011	HSBC Bank	S	$13,992	$10,750	153

						$2,736

Sales:
British pounds	1/10/2011	JPMorgan Chase		€3,981	£3,355	$89
British pounds	1/18/2011	JPMorgan Chase		€681	£580	6
British pounds	1/24/2011	UBS AG		€9,281	£7,850	166
Euros	1/6/2011	Barclays Bank PLC		$6,569	€5,000	(113)
Euros	1/6/2011	HSBC Bank		$15,761	€11,910	(154)
Euros	1/6/2011	JPMorgan Chase		$15,774	€11,910	(141)
Euros	1/11/2011	Barclays Bank PLC		$5,206	€3,980	(112)
Euros	1/11/2011	HSBC Bank		$1,181	€900	(22)
Euros	1/12/2011	Barclays Bank PLC		$10,611	€7,950	(12)
Euros	1/14/2011	JPMorgan Chase		$134	€100	— *
Euros	1/21/2011	HSBC Bank		$662	€500	(7)
Euros	1/21/2011	JPMorgan Chase		$31,612	€24,000	(458)
Euros	1/25/2011	UBS AG		$4,510	€3,445	(94)
Euros	1/26/2011	HSBC Bank		$10,102	€7,720	(214)
Euros	1/31/2011	JPMorgan Chase		$25,966	€19,750	(425)
Euros	2/3/2011	UBS AG		$1,573	€1,200	(31)

						$(1,522)

Forward currency contracts — net						$1,214

High-Income Bond Fund
Sales:
Euros	1/12/2011	Bank of New York Mellon		$3,929	€3,000	$(79)
Euros	1/14/2011	JPMorgan Chase		$8,286	€6,200	1
Euros	1/21/2011	JPMorgan Chase		$3,951	€3,000	(58)
Euros	1/21/2011	HSBC Bank		$662	€500	(7)

						$(143)

*	Amount less than one thousand.
American Funds Insurance Series

Financial highlights1

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]

Global Discovery Fund

Class 1
12/31/10	$11.20	$.10	$1.07	$1.17	$(.09)	$—	$(.09)	$12.28	10.43%	$31	.61%	.61%	.87%
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31	.61	.61	.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
Class 2
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217	.86	.86	.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94

Global Growth Fund

Class 1
12/31/10	$19.61	$.30	$2.04	$2.34	$(.34)	$—	$(.34)	$21.61	12.04%	$1,227	.56%	.56%	1.54%
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037	.56	.56	1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
Class 2
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308	.81	.81	1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100	.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71

Global Small Capitalization Fund

Class 1
12/31/10	$18.00	$.13	$3.91	$4.04	$(.37)	$—	$(.37)	$21.67	22.76%	$818	.75%	.75%	.69%
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604	.76	.76	.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
Class 2
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00	1.00	.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]

Growth Fund

Class 1
12/31/10	$46.45	$.49	$8.32	$8.81	$(.48)	$—	$(.48)	$54.78	19.01%	$8,011	.34%	.34%	1.02%
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565	.35	.35	.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33	.30	1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33	.30	1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34	.31	1.14
Class 2
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896	.59	.59	.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201	.60	.60	.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58	.55	.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58	.55	.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59	.56	.89
Class 3
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232	.52	.52	.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230	.53	.53	.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51	.48	1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51	.48	.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52	.49	.95

International Fund

Class 1
12/31/10	$17.17	$.28	$.99	$1.27	$(.39)	$—	$(.39)	$18.05	7.52%	$3,490	.53%	.53%	1.69%
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54	.54	1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52	.48	2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52	.47	1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54	.49	1.99
Class 2
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615	.78	.78	1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79	.79	1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77	.72	2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77	.72	1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79	.74	1.72
Class 3
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61	.71	.71	1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72	.72	1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70	.65	2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70	.65	1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72	.67	1.81

New World Fund

Class 1
12/31/10	$20.04	$.37	$3.25	$3.62	$(.38)	$—	$(.38)	$23.28	18.20%	$774	.80%	.80%	1.76%
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500	.82	.82	2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81	.73	2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82	.74	1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88	.80	2.19
Class 2
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05	1.05	1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07	1.07	1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06	.98	1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07	.99	1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13	1.05	1.93
See end of table for footnotes.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]

Blue Chip Income and Growth Fund

Class 1
12/31/10	$8.37	$.18	$.87	$1.05	$(.17)	$—	$(.17)	$9.25	12.61%	$674	.44%	.44%	2.10%
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408	.44	.44	2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43	.39	2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42	.38	1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43	.39	1.75
Class 2
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677	.69	.69	1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344	.69	.69	2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68	.64	2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67	.63	1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68	.64	1.50

Global Growth and Income Fund

Class 1
12/31/10	$9.14	$.23	$.85	$1.08	$(.26)	$—	$(.26)	$9.96	12.02%	$171	.61%	.61%	2.54%
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160	.63	.63	2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62	.56	3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71	.58	2.37
12/31/06[4]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.725	.655	2.105
Class 2
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130	.86	.86	2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951	.88	.88	2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86	.81	2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96	.83	2.11
12/31/06[4]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.975	.905	1.645

Growth-Income Fund

Class 1
12/31/10	$31.37	$.56	$3.10	$3.66	$(.56)	$—	$(.56)	$34.47	11.72%	$9,370	.29%	.29%	1.76%
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142	.29	.29	1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28	.25	2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27	.25	1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28	.25	1.92
Class 2
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668	.54	.54	1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220	.54	.54	1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53	.50	1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52	.50	1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53	.50	1.67
Class 3
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209	.47	.47	1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225	.47	.47	1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46	.43	1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45	.43	1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46	.43	1.74

International Growth and Income Fund

Class 1
12/31/10	$14.92	$.38	$.68	$1.06	$(.33)	$(.40)	$(.73)	$15.25	7.24%	$32	.74%	.74%	2.61%
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74	.74	2.74
12/31/08[6]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12	.09	.08	.14
Class 2
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99	.99	2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99	.99	1.89
12/31/08[6]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11	.11	.05
American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]

Asset Allocation Fund

Class 1
12/31/10	$14.75	$.35	$1.52	$1.87	$(.34)	$—	$(.34)	$16.28	12.75%	$5,235	.31%	.31%	2.33%
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151	.32	.32	2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32	.29	2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32	.29	2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33	.30	2.67
Class 2
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689	.57	.57	2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537	.58	.58	2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57	.54	2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57	.54	2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58	.55	2.42
Class 3
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44	.50	.50	2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44	.51	.51	2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50	.47	2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50	.47	2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51	.48	2.49

Bond Fund

Class 1
12/31/10	$10.33	$.33	$.36	$.69	$(.35)	$—	$(.35)	$10.67	6.73%	$4,768	.38%	.38%	3.03%
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775	.39	.39	4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40	.36	5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41	.37	5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43	.39	5.54
Class 2
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074	.63	.63	2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635	.64	.64	4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65	.61	5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66	.62	5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68	.64	5.29

Global Bond Fund

Class 1
12/31/10	$11.57	$.41	$.21	$.62	$(.37)	$—	$(.37)	$11.82	5.44%	$325	.57%	.57%	3.42%
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162	.59	.59	4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [7]	(.54)	10.68	3.60	111	.59	.53	4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61	.55	4.61
12/31/06[8]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15	.13	1.00
Class 2
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497	.83	.83	3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203	.84	.84	3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [7]	(.52)	10.66	3.48	802	.84	.79	4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86	.80	4.41
12/31/06[9]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13	.12	.60
See end of table for footnotes.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains								Ratio of	Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]

High-Income Bond Fund

Class 1
12/31/10	$10.49	$.91	$.68	$1.59	$(.88)	$—	$(.88)	$11.20	15.38%	$769	.48%	.48%	8.15%
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635	.48	.48	7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340	.48	.43	8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48	.44	7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49	.45	7.36
Class 2
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142	.73	.73	7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063	.74	.74	7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780	.73	.68	7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73	.69	7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74	.70	7.12
Class 3
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23	.66	.66	7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24	.67	.67	7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18	.66	.61	7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66	.62	7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67	.63	7.19

U.S. Government/AAA-Rated Securities Fund

Class 1
12/31/10	$12.18	$.26	$.46	$.72	$(.25)	$(.06)	$(.31)	$12.59	5.94%	$1,492	.39%	.36%	2.07%
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41	.41	2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496	.43	.38	4.17
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46	.41	4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47	.42	4.64
Class 2
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959	.64	.62	1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66	.66	2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219	.68	.64	3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71	.66	4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72	.67	4.40
Class 3
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26	.57	.55	1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59	.59	2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33	.61	.57	4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64	.59	4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65	.60	4.45
American Funds Insurance Series

		(Loss) income from
		investment operations[2]				Dividends and distributions
			Net gains										Ratio of	Ratio of	Ratio of
	Net asset	Net	(losses) on			Dividends			Total				expenses to	expenses to	net (loss)
	value,	investment	securities (both		Total from	(from net	Distributions		dividends	Net asset		Net assets,	average net	average net	income
	beginning	(loss)	realized and		investment	investment	(from capital		and	value, end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)		operations	income)	gains)		distributions	of period	return[3]	(in millions)	waiver	waiver[3]	net assets[3]

Cash Management Fund

Class 1
12/31/10	$11.40	$(.02)	$.01		$(.01)	$—	$—		$—	$11.39	(.09)%	$83	.33%	.33%	(.14)%
12/31/09	11.44	(.01)	—	[7]	(.01)	(.03)	—	[7]	(.03)	11.40	(.10)	105	.33	.33	(.08)
12/31/08	11.40	.24	—	[7]	.24	(.20)	—		(.20)	11.44	2.15	158	.32	.29	2.07
12/31/07	11.62	.57	—	[7]	.57	(.79)	—		(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	—	[7]	.54	(.23)	—		(.23)	11.62	4.81	98	.33	.30	4.74
Class 2
12/31/10	11.32	(.04)	—	[7]	(.04)	—	—		—	11.28	(.35)	522	.58	.58	(.39)
12/31/09	11.38	(.04)	—	[7]	(.04)	(.02)	—	[7]	(.02)	11.32	(.33)	664	.58	.58	(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023	.57	.54	1.73
12/31/07	11.56	.54	—	[7]	.54	(.75)	—		(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	—	[7]	.51	(.21)	—		(.21)	11.56	4.59	282	.58	.55	4.52
Class 3
12/31/10	11.38	(.04)	—	[7]	(.04)	—	—		—	11.34	(.35)	13	.51	.51	(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[7]	(.02)	11.38	(.31)	17	.51	.51	(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25	.50	.47	1.91
12/31/07	11.60	.55	—	[7]	.55	(.75)	—		(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	—	[7]	.52	(.21)	—		(.21)	11.60	4.64	18	.51	.48	4.53

	Year ended December 31
Portfolio turnover rate for all share classes	2010	2009	2008		2007	2006

Global Discovery Fund	61%	60%	46%		50%	31%
Global Growth Fund	28	43	38		38	31
Global Small Capitalization Fund	47	55	47		49	50
Growth Fund	28	37	26		40	35
International Fund	25	46	52		41	29
New World Fund	18	25	32		34	32
Blue Chip Income and Growth Fund	22	22	24		27	21
Global Growth and Income Fund	30	47	36		36	84
Growth-Income Fund	22	24	31		24	25
International Growth and Income Fund	31	21	—	[6]	—	—
Asset Allocation Fund	46	41	36		29	38
Bond Fund	187	125	63		57	57
Global Bond Fund	106	86	118		85	78
High-Income Bond Fund	54	47	29		32	35
U.S. Government/AAA-Rated Securities Fund	208	100	108		91	76
Cash Management Fund	—	—	—		—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	From May 1, 2006, commencement of operations.

[5]	Annualized.

[6]	From November 18, 2008, commencement of operations.

[7]	Amount less than $.01.

[8]	From October 4, 2006, commencement of operations.

[9]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of American Funds Insurance Series:
In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2010, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2011
American Funds Insurance Series

Expense example	unaudited
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the Series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010, through December 31, 2010).
Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.
Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2010	value 12/31/2010	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,219.08	$3.36	.60%
Class 1 — assumed 5% return	1,000.00	1,022.18	3.06	.60

Class 2 — actual return	1,000.00	1,216.48	4.75	.85
Class 2 — assumed 5% return	1,000.00	1,020.92	4.33	.85

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,247.80	$3.12	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 2 — actual return	1,000.00	1,246.55	4.53	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,282.84	$4.20	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 2 — actual return	1,000.00	1,281.34	5.64	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98

Growth Fund
Class 1 — actual return	$1,000.00	$1,257.26	$1.88	.33%
Class 1 — assumed 5% return	1,000.00	1,023.54	1.68	.33

Class 2 — actual return	1,000.00	1,255.47	3.30	.58
Class 2 — assumed 5% return	1,000.00	1,022.28	2.96	.58

Class 3 — actual return	1,000.00	1,255.81	2.90	.51
Class 3 — assumed 5% return	1,000.00	1,022.63	2.60	.51

International Fund
Class 1 — actual return	$1,000.00	$1,238.46	$2.99	.53%
Class 1 — assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 2 — actual return	1,000.00	1,236.36	4.40	.78
Class 2 — assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 3 — actual return	1,000.00	1,236.61	4.00	.71
Class 3 — assumed 5% return	1,000.00	1,021.63	3.62	.71

New World Fund
Class 1 — actual return	$1,000.00	$1,246.11	$4.42	.78%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 2 — actual return	1,000.00	1,244.32	5.83	1.03
Class 2 — assumed 5% return	1,000.00	1,020.01	5.24	1.03

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,212.46	$2.40	.43%
Class 1 — assumed 5% return	1,000.00	1,023.04	2.19	.43

Class 2 — actual return	1,000.00	1,210.46	3.79	.68
Class 2 — assumed 5% return	1,000.00	1,021.78	3.47	.68
See end of table for footnote.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2010	value 12/31/2010	during period*	expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,227.41	$3.42	.61%
Class 1 — assumed 5% return	1,000.00	1,022.13	3.11	.61

Class 2 — actual return	1,000.00	1,225.62	4.82	.86
Class 2 — assumed 5% return	1,000.00	1,020.87	4.38	.86

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,226.65	$1.57	.28%
Class 1 — assumed 5% return	1,000.00	1,023.79	1.43	.28

Class 2 — actual return	1,000.00	1,224.71	2.97	.53
Class 2 — assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 3 — actual return	1,000.00	1,225.08	2.58	.46
Class 3 — assumed 5% return	1,000.00	1,022.89	2.35	.46

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,230.39	$4.10	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 2 — actual return	1,000.00	1,228.91	5.51	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,187.35	$1.71	.31%
Class 1 — assumed 5% return	1,000.00	1,023.64	1.58	.31

Class 2 — actual return	1,000.00	1,186.49	3.09	.56
Class 2 — assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 3 — actual return	1,000.00	1,187.18	2.70	.49
Class 3 — assumed 5% return	1,000.00	1,022.74	2.50	.49

Bond Fund
Class 1 — actual return	$1,000.00	$1,018.77	$1.93	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38

Class 2 — actual return	1,000.00	1,017.84	3.20	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,060.76	$2.96	.57%
Class 1 — assumed 5% return	1,000.00	1,022.33	2.91	.57

Class 2 — actual return	1,000.00	1,059.94	4.26	.82
Class 2 — assumed 5% return	1,000.00	1,021.07	4.18	.82

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,110.45	$2.50	.47%
Class 1 — assumed 5% return	1,000.00	1,022.84	2.40	.47

Class 2 — actual return	1,000.00	1,108.48	3.83	.72
Class 2 — assumed 5% return	1,000.00	1,021.58	3.67	.72

Class 3 — actual return	1,000.00	1,109.65	3.46	.65
Class 3 — assumed 5% return	1,000.00	1,021.93	3.31	.65
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 7/1/2010	value 12/31/2010	during period*	expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,004.17	$1.72	.34%
Class 1 — assumed 5% return	1,000.00	1,023.49	1.73	.34

Class 2 — actual return	1,000.00	1,003.08	2.98	.59
Class 2 — assumed 5% return	1,000.00	1,022.23	3.01	.59

Class 3 — actual return	1,000.00	1,004.16	2.63	.52
Class 3 — assumed 5% return	1,000.00	1,022.58	2.65	.52

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.12	$1.66	.33%
Class 1 — assumed 5% return	1,000.00	1,023.54	1.68	.33

Class 2 — actual return	1,000.00	998.23	2.92	.58
Class 2 — assumed 5% return	1,000.00	1,022.28	2.96	.58

Class 3 — actual return	1,000.00	998.24	2.57	.51
Class 3 — assumed 5% return	1,000.00	1,022.63	2.60	.51

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
American Funds Insurance Series

Approval of Investment Advisory and Service Agreement
The series’ board has approved the Investment Advisory and Service Agreement (the “agreement”) in respect of each fund of the series with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2011. The agreement was amended to reduce the advisory fees of U.S. Government/AAA-Rated Securities Fund at various breakpoints. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the funds and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s total returns with those of other relevant funds and market data, such as relevant market indexes, for the seven-month and one-, three-, five- and 10-year periods ended October 31, 2010 (as applicable) and for the lifetime of each fund. This report, including each fund’s summary page and related disclosures, contains certain information about each fund’s investment results.
Global Discovery Fund invests primarily in stocks of companies in the services and information areas of the global economy. The board and the committee reviewed the fund’s investment results measured against (i) the Global Service and Information Index (a subset of the MSCI World Index), (ii) the Lipper Multi-Cap Growth Funds Average and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to all three benchmarks over the three- and five-year periods and lower over the seven-month and one-year periods. The board and the committee further noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were significantly higher than the Global Service and Information Index and the Lipper Multi-Cap Growth Funds Average, although lower than the Standard & Poor’s index.
Global Growth Fund invests primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results were superior to both benchmarks over the three-, five- and 10-year periods and mixed over the seven-month and one-year periods. The board and the committee further noted that over the lifetime of the fund since April 30, 1997, the fund’s investment results were significantly higher than both benchmarks.
Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Small Cap Index and (ii) the Lipper Global Small/ Mid-Cap Funds Average. They noted that the fund’s investment results were superior to both benchmarks over the five-year period, mixed over the seven-month and one- and 10-year periods and lower over the three-year period. The board and the committee further noted that over the lifetime of the fund since April 30, 1998, the fund’s investment results were significantly higher than both benchmarks.
American Funds Insurance Series

Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth Funds Average, (ii) the Lipper Capital Appreciation Funds Average and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to all three benchmarks over the seven-month and one- and five-year periods and mixed over the three- and 10-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were higher than all three benchmarks.
International Fund invests primarily in common stocks of companies located outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World ex USA Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results were higher than both benchmarks over the three- and five-year periods, mixed over the one-year and 10-year periods and lower over the seven-month period. The board and the committee further noted that over the lifetime of the fund since May 1, 1990, the fund’s investment results were significantly higher than both benchmarks.
New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were superior to both benchmarks during the seven-month and three- and five-year periods and mixed over the 10-year period. The board and the committee further noted that over the lifetime of the fund since June 17, 1999, the fund’s investment results were significantly higher than the MSCI index, but lower than the Lipper average.
Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to both benchmarks over the one- and five-year periods, but lower than both benchmarks over the seven-month and three-year periods and over the lifetime of the fund since July 5, 2001.
Global Growth and Income Fund invests primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were superior to both benchmarks over the one- and three-year periods and over the lifetime of the fund since May 1, 2006, and were mixed during the seven-month period.
Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to both benchmarks over the five- and 10-year periods and over the lifetime of the fund since February 8, 1984, but lower than both benchmarks during the seven-month and one- and three-year periods.
International Growth and Income Fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including developing countries. The board and the committee reviewed the fund’s absolute investment results measured against (i) the MSCI All Country World ex USA Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results were superior to both benchmarks over the one-year period and the lifetime of the fund since November 18, 2008, and were mixed during the seven-month period.
American Funds Insurance Series

Asset Allocation Fund invests in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average, (ii) the Citigroup Broad Investment-Grade (BIG) Bond Index and (iii) Standard and Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed over all periods, were superior to the Lipper Balanced Funds Average and Standard and Poor’s 500 Composite Index over the five- and 10-year periods, and were higher than the Lipper Balanced Funds Average and Citigroup Broad Investment-Grade (BIG) Bond Index over the lifetime of the fund since August 1, 1989.
Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper A-Rated Funds Average and (ii) the Barclays Capital U.S. Aggregate Index. They noted that while the fund’s investment results were lower than both benchmarks over most periods, the fund’s investment results were superior to the Barclays index over the one-year period and to the Lipper average over the lifetime of the fund since January 2, 1996.
Global Bond Fund seeks to provide a high level of total return by investing primarily in investment-grade bonds issued by entities around the world and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Capital Global Aggregate Index and (ii) the Lipper Global Income Funds Average. They noted that the fund’s investment results were superior to both benchmarks over the three-year period and over the lifetime of the fund since October 4, 2006, and mixed during the seven-month and one-year periods.
High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Current Yield Bond Funds Average, (ii) the Credit Suisse High Yield Index and (iii) Barclays Capital U.S. Corporate High-Yield 2% Issuer Cap Index. They noted that while the fund’s investment results were lower than all three benchmarks over the three- and five-year periods, the fund’s investment results were mixed over the seven-month and one- and 10-year periods and were higher than the Lipper average over the lifetime of the fund since February 8, 1984.
U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average and (ii) the Citigroup Treasury/Government Sponsored/Mortgage Index. They noted that although the fund’s investment results were mixed for all periods, the fund’s investment results were higher than the Lipper average over three-, five- and 10-year periods and over the lifetime of the fund since December 2, 1985, and higher than the Citigroup Treasury/Government Sponsored/Mortgage Index over the seven-month and one-year periods.
Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average. They noted that the fund’s investment results were higher than the Lipper average over five- and 10-year periods, but lower than the average over the seven-month and one- and three-year periods and over the lifetime of the fund since February 8, 1984.
The board and the committee concluded with respect to each fund that the fund’s results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.
American Funds Insurance Series

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded with respect to each fund that the fund’s cost structure was fair and reasonable in relation to the services provided and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the series and the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that, with respect to each fund, the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.
American Funds Insurance Series

Board of trustees and other officers
“Independent” trustees1

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[3] overseen	Other directorships[4]
Name and age	of the series[2]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 74	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company)	40	Anworth Mortgage Asset Corporation; Office Depot, Inc.

William H. Baribault, 65	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	40	None

James G. Ellis, 64	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	44	Quiksilver, Inc.

Martin Fenton, 75 Chairman of the Board (Independent and Non-Executive)	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	40	Capital Private Client Services Funds

Leonard R. Fuller, 64	1999	President and CEO, Fuller Consulting (financial management consulting firm)	44	None

W. Scott Hedrick, 65	2007	Founding General Partner, InterWest Partners (venture capital firm)	40	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 64	2010	Private investor; former President, Dumbarton Group LLC (securities industry consulting)	46	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 52	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	43	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 55	2010	Clinical Professor and Director, Accounting Program, University of Redlands	40	None

Frank M. Sanchez, 67	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	40	None

Margaret Spellings, 53	2010	President and CEO, Margaret Spellings & Company; Executive Vice President, National Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former United States Secretary of Education, United States Department of Education — Federal Government Agency; former Assistant to the President for Domestic Policy, The White House: Federal Government, Executive Branch	40	None

Steadman Upham, Ph.D., 61	2010	President and Professor of Anthropology, The University of Tulsa	43	None
“Interested” trustees5

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[3] overseen	Other directorships[4]
position with series	of the series[2]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 73 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital Strategy Research, Inc.[6]	17	None

Donald D. O’Neal, 50 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None
The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.
American Funds Insurance Series

Other officers

	Year first
	elected an
Name, age and	officer	Principal occupation(s) during past five years and positions held with affiliated entities or the principal
position with series	of the series[2]	underwriter of the series

Michael J. Downer, 56 Executive Vice President	1991	Director, Senior Vice President, Secretary and Coordinator of Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]

Alan N. Berro, 50 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 81 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

C. Ross Sappenfield, 45 Senior Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

John H. Smet, 54 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]

Carl M. Kawaja, 46 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] Director, Capital International, Inc.;[6] Chairman of the Board, Capital International Asset Management, Inc.[6]

Sung Lee, 44 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company;[6] Director, The Capital Group Companies, Inc.[6]

Robert W. Lovelace, 48 Vice President	1997	Executive Vice President and Director, Capital Research and Management Company; Senior Vice President — Capital World Investors, Capital Research and Management Company

S. Keiko McKibben, 41 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[6]

Renaud H. Samyn, 37 Vice President	2010	Vice President — Capital Research Global Investors, Capital Research Company[6]

Steven I. Koszalka, 46 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 39 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

Courtney R. Taylor, 36 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 43 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

M. Susan Gupton, 37 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 59 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.

[2]	Trustees and officers of the series serve until their resignation, removal or retirement.

[3]	Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments,SM which is available to certain nonprofit organizations.

[4]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[5]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[6]	Company affiliated with Capital Research and Management Company.
American Funds Insurance Series

Offices of the series and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406
6455 Irvine Center Drive
Irvine, CA 92618
Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.
“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.
Complete December 31, 2010, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2011, this report must be accompanied by a statistical update for the most recently completed calendar quarter.
Lit. No. INGEAR-995-0211P Litho in USA RCG/C/8074-S26175
The Capital Group Companies
American Funds     Capital Research and Management      Capital International       Capital Guardian       Capital Bank and Trust

Item 2.	Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2010, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher and Garrett Bouton each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher and Mr. Bouton are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(a) Audit Fees	$65,205	$65,205
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$20,866	$20,866
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2010 and 2009 were $50,851 and $123,791, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: March 10, 2011